                                               [PEGASUS FUNDS LOGO APPEARS HERE]

                                                       Strength in Investing/TM/

ANNUAL REPORT
PEGASUS PATHMAKER
VARIABLE ANNUITY
December 31, 1998

Table of Contents

 1 Letter to Shareholders

 2 Separate Account Six Statement of Assets and Liabilities

 5 Separate Account Six Statement of Operations

 7 Separate Account Six Statement of Changes in Net Assets

 9 Separate Account Six Notes to Financial Statements

10 Report of Independent Public Accountants (Separate Account Six)

11 Management's Discussion and Analysis

21 Pegasus Statements of Assets and Liabilities

22 Pegasus Statements of Operations

23 Pegasus Statements of Changes in Net Assets

24 Pegasus Portfolio of Investments

40 Pegasus Notes to Financial Statements

44 Pegasus Financial Highlights

46 Report of Independent Public Accountants (Pegasus Variable Funds)

Variable annuity contracts are not bank deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risks, including possible loss of the principal amount invested.

                                    HARTFORD
                           LIFE AND ANNUITY INSURANCE
                         COMPANY--SEPARATE ACCOUNT SIX
P.O. BOX 5085
Hartford, Connecticut 06100-5085
Telephone: 1-800-862-6668 (Contract Owners)
           1-800-862-7155 (Investment
                          Representatives)

                          INVESTMENT ADVISER--PEGASUS
                                 VARIABLE FUNDS

First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0344

The Pegasus Pathmaker is a flexible Premium Variable Annuity issued by Hartford Life and Annuity Insurance Company, Simsbury, CT (countrywide except for NY:
ILAVA94NC). The Pegasus Pathmaker Variable Annuity is underwritten by Hartford Securities Distribution Company, Inc.


THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE
INVESTORS UNLESS PRECEDED
OR ACCOMPANIED BY A CURRENT
PROSPECTUS.

                                                        Pegasus Variable Funds I

                                VARIABLE ANNUITY

Dear Shareholders:

Market Commentary:
In many ways the market commentary for this year's annual report will sound much like a year ago. Again, investing, particularly when looking at the popular market averages has been exceedingly rewarding with the Standard & Poor's Composite 500 Index ("S&P 500 Index") providing a total return of 28.6 percent. For the second year bonds provided above average returns with the Lehman Brothers Bond Index providing an 8.7 percent total return. These very positive numbers when linked with strong performances since 1996, particularly for domestic equities, are quite impressive and in fact unprecedented. Not all was positive in 1998. In the domestic equity market large divergences occurred and at the end of the year signs of speculative excesses emerged. The divergences can be best demonstrated by the fact that the Russell 2000, a broad-based index of smaller companies, provided a total return of -2.5 percent. Signs of excess are occurring in a number of areas but nothing illustrates it better than the trading swings and valuations afforded to internet and internet related companies. Probably selected names will emerge as good long term investments. Equally probable, most, at current prices, will prove very risky and unrewarding.

Equity Highlights
The larger, emerging blue chip companies lead the market in 1998. Most names fell within the technology arena with astounding performance from larger names companies such as Microsoft, Dell, America Online, Intel and International Business Machines. As the year progressed and earnings concerns emerged due to a slowing economy and continued weak international economies, investors migrated to growth oriented issues driving these securities to new highs. Therefore, health care stocks did well as did selected retailers. Finance stocks, which have been market leaders in the last two years, continued to do well in the first half of 1998 but began to lag in the second half particularly in the third quarter. Lagging groups included chemicals, steels and energy and related stocks.. Evidence of the narrowing market can be shown by the spread between growth oriented and value oriented stocks. The Barra Large Company Growth Index outperformed the Barra Large Company Value Index by 28 percentage points. The outlook for 1999 is challenging. Generally, the environment for stocks remains positive, low inflation, low interest rates, positive economic growth and stabilization in international economies. Offsetting this are concerns regarding the high valuations placed on many issues, the many large divergences noted and increasing concerns about earnings growth. Few signs of a major bear market are occurring but reduced expectations for 1999 appear prudent.

Fixed Highlights
The U.S. bond market had another strong year in 1998, as evidenced by the return of 8.69% on the Lehman Aggregate Index. Treasuries were the best performing sector as two to ten year Treasury yields declined over 100 basis points (bps) for the year. Thirty year Treasury yields declined only 80 bps but got as low as 4.72% in October. The market was affected by overseas events as problems spread from Far East markets to other markets such as Russia and Brazil. Concerns increased that these foreign problems would affect our domestic economy. These problems led to greatly reduced liquidity in all other markets, which resulted in yield spreads widening in Corporate, Mortgage-Backed and Asset-Backed sectors. The Fed eased interest rates three times at the end of the year to ease the liquidity problems, which resulted in these sectors performing better in the fourth quarter although they still lagged Treasuries considerably for the year.

We Appreciate Your Confidence
Thank you for the confidence you have shown and your on going support of the Pegasus Variable Funds. I realize that you have a choice of mutual funds and those of us associated with the Pegasus Variable Funds will continue to strive to meet and exceed your investment needs and expectations.

Sincerely,

/s/ George F. Abel

George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

Separate Account Six
Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998

                                                            Putnam
                                                             U.S.
                                                Putnam    Government
                        Putnam      Putnam      Global        and        Putnam       Putnam      Putnam       Putnam
                        Global    Growth and     Asset       High          New         Money    Diversified International
                        Growth      Income    Allocation    Quality   Opportunities   Market      Income       Growth
                         Fund        Fund        Fund      Bond Fund      Fund         Fund        Fund         Fund
                      Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account
                      ---------------------------------------------------------------------------------------------------
Assets:
 Investments:
 Putnam VT Global Growth Fund
  Shares     53,098
  Cost  $   855,718
  Market Value        $1,076,820          --          --          --           --           --         --             --
 Putnam VT Growth and Income
 Fund
  Shares     93,145
  Cost  $ 2,543,075
  Market Value                --  $2,679,793          --          --           --           --         --             --
 Putnam VT Global Asset Alloca-
 tion Fund
  Shares    108,086
  Cost  $ 1,606,053
  Market Value                --          --  $2,048,222          --           --           --         --             --
 Putnam VT U. S. Government &
 High Quality Bond Fund
  Shares     88,391
  Cost  $ 1,148,959
  Market Value                --          --          --  $1,213,611           --           --         --             --
 Putnam VT New Opportunities
 Fund
  Shares    318,933
  Cost  $ 6,454,038
  Market Value                --          --          --          --   $8,311,402           --         --             --
 Putnam VT Money Market Fund
  Shares  1,669,914
  Cost  $ 1,669,914
  Market Value                --          --          --          --           --   $1,669,914         --             --
 Putnam VT Diversified Income
 Fund
  Shares     87,230
  Cost  $   919,438
  Market Value                --          --          --          --           --           --   $915,046             --
 Putnam VT International Growth
 Fund
  Shares  1,559,376
  Cost  $18,517,047
  Market Value                --          --          --          --           --           --               $21,082,761
 Due from Hartford
 Life and Annuity In-
 surance Company           3,238       6,156          --          --        6,997           --         --         14,523
 Receivable from fund
 shares sold                  --          --          78          47           --           64         35             --
-------------------------------------------------------------------------------------------------------------------------
 Total Assets          1,080,058   2,685,949   2,048,300   1,213,658    8,318,399    1,669,978    915,081     21,097,284
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Due to Hartford Life
 and Annuity Insur-
 ance Company                 --          --          78          47           --           65         35             --
 Payable for fund
 shares purchased          3,238       6,156          --          --        6,999           --         --         14,524
-------------------------------------------------------------------------------------------------------------------------
 Total Liabilities    $    3,238  $    6,156  $       78  $       47   $    6,999   $       65   $     35    $    14,524
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (variable
 annuity contract li-
 abilities)           $1,076,820  $2,679,793  $2,048,222  $1,213,611   $8,311,400   $1,669,913   $915,046    $21,082,760
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

2 Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 1998

                            Pegasus     Pegasus                 Pegasus
                            Growth      Mid-Cap     Pegasus    Intrinsic    Pegasus
                           and Value  Opportunity   Growth       Value       Bond
                             Fund        Fund        Fund        Fund        Fund
                          Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                         -------------------------------------------------------------
Assets:
 Investments:
 Pegasus Growth and
 Value Fund
  Shares  3,289,879
  Cost  $49,713,788
  Market Value            $58,559,845          --          --          --          --
 Pegasus Mid-Cap Oppor-
 tunity Fund
  Shares  1,168,401
  Cost  $15,269,704
  Market Value                     -- $17,245,600          --          --          --
 Pegasus Growth Fund
  Shares  1,115,928
  Cost  $14,594,476
  Market Value                     --          -- $23,992,453          --          --
 Pegasus Intrinsic Value
 Fund
  Shares  2,050,722
  Cost  $22,461,628
  Market Value                     --          --          -- $21,942,725          --
 Pegasus Bond Fund
  Shares  5,459,605
  Cost  $56,530,578
  Market Value                     --          --          --          -- $58,581,557
 Due from Hartford Life
 and Annuity Insurance
 Company                       39,357       9,482      15,394      14,470      31,181
 Receivable from fund
 shares sold                       --          --          --          --          --
-------------------------------------------------------------------------------------
 Total Assets              58,599,202  17,255,082  24,007,847  21,957,195  58,612,738
-------------------------------------------------------------------------------------
Liabilities:
 Due to Hartford Life
 and Annuity Insurance
 Company                           --          --          --          --          --
 Payable for fund shares
 purchased                     29,615       9,498      12,150      14,471      31,730
-------------------------------------------------------------------------------------
 Total Liabilities             29,615       9,498      12,150      14,471      31,730
-------------------------------------------------------------------------------------
 Net Assets (variable
 annuity contract lia-
 bilities)                $58,569,587 $17,245,584 $23,995,697 $21,942,724 $58,581,008
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                        Pegasus Variable Funds 3

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                             Units
                                            Owned by      Unit      Contract
                                          Participants   Price     Liability
                                      ----------------------------------------
Group Deferred annuity contracts in the
 accumulation period:
 Putnam Global Growth Fund...............     54,877   $19.622520 $  1,076,820
 Putnam Growth and Income Fund...........    202,213    13.238990    2,677,090
 Putnam Global Asset Allocation Fund.....    116,307    17.610500    2,048,222
 Putnam U.S. Government and High Quality
  Bond Fund..............................     92,661    13.097365    1,213,611
 Putnam New Opportunities Fund...........    531,614    15.625160    8,306,550
 Putnam Money Market Fund................  1,569,739     1.063816    1,669,913
 Putnam Diversified Income Fund..........     74,045    12.357920      915,046
 Putnam International Growth Fund........  1,637,732    12.860680   21,062,349
 Pegasus Growth and Value Fund...........  3,062,656    19.107450   58,519,551
 Pegasus Mid-Cap Opportunity Fund........    989,272    17.420610   17,233,714
 Pegasus Growth Fund.....................  1,059,919    22.615710   23,970,810
 Pegasus Intrinsic Value Fund............  1,984,567    11.048350   21,926,192
 Pegasus Bond Fund.......................  5,094,803    11.490440   58,541,550
------------------------------------------------------------------------------
Sub-total................................                         $219,161,418
------------------------------------------------------------------------------
Group Annuity contracts in the annuity
 period:
 Putnam Growth and Income Fund...........        204    13.238990 $      2,703
 Putnam New Opportunities Fund...........        310    15.625160        4,850
 Putnam International Growth Fund........      1,587    12.860680       20,411
 Pegasus Growth and Value Fund...........      2,619    19.107450       50,036
 Pegasus Mid-Cap Opportunity Fund........        681    17.420610       11,870
 Pegasus Growth Fund.....................        110    22.615710       24,887
 Pegasus Intrinsic Value Fund............      1,496    11.048350       16,532
 Pegasus Bond Fund.......................      3,434    11.490440       39,458
------------------------------------------------------------------------------
Sub-total................................                              170,747
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Grand Total:.............................                         $219,332,165
------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.

4 Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998

                                   Putnam       Putnam        Putnam         Putnam       Putnam      Putnam       Putnam
                      Putnam       Growth    Global Asset U.S. Government      New         Money    Diversified International
                   Global Growth and Income   Allocation  & High Quality  Opportunities   Market      Income       Growth
                       Fund         Fund         Fund        Bond Fund        Fund         Fund        Fund         Fund
                    Sub-Account  Sub-Account Sub-Account    Sub-Account    Sub-Account  Sub-Account Sub-Account  Sub-Account
                   -----------------------------------------------------------------------------------------------------------
Investment in-
come:
 Dividends           $ 22,340     $ 28,411     $ 41,279      $ 39,895      $       --    $ 52,074    $ 39,335    $   74,675
Expenses:
 Mortality and
 expense under-
 takings              (12,803)     (28,193)     (26,701)      (12,000)        (89,174)    (14,451)    (13,372)     (246,605)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment
 income (loss)          9,537          218       14,578        27,895         (89,174)     37,623      25,963      (171,930)
Capital gains in-
come                  111,701      185,466      177,309         1,038          75,909          --      16,707            --
Net realized and
unrealized gain
(loss) on invest-
ments:
 Net realized
 gain (loss) on
 security trans-
 actions                  291         (452)      (2,963)          698         110,479          --      (3,176)      265,348
 Net unrealized
 appreciation
 (depreciation)
 of
 investments dur-
 ing the period       102,969       66,310       24,984        25,250       1,399,894          --     (70,486)    2,795,996
-----------------------------------------------------------------------------------------------------------------------------
 Net gain (loss)
 on investments       103,260       65,858       22,021        25,948       1,510,373          --     (73,662)    3,061,344
-----------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations            $224,498     $251,542     $213,908      $ 54,881      $1,497,108    $ 37,623    $(30,992)   $2,889,414
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                        5 Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- (Continued)
For the Year Ended December 31, 1998

                           Pegasus
                            Growth      Pegasus    Pegasus      Pegasus     Pegasus
                          and Value     Mid-Cap     Growth     Intrinsic      Bond
                             Fund     Opportunity    Fund        Value        Fund
                             Sub-        Fund        Sub-        Fund         Sub-
                           Account    Sub-Account  Account    Sub-Account   Account
                         -----------------------------------------------------------
Investment income:
 Dividends                $  349,157   $      --  $       --  $   335,603  $2,483,029
Expenses:
 Mortality and expense
 undertakings               (678,447)   (193,150)   (273,885)    (244,584)   (638,418)
--------------------------------------------------------------------------------------
 Net investment income
 (loss)                     (329,290)   (193,150)   (273,885)      91,019   1,844,611
Capital gains income       1,305,090     336,801      42,400      433,762      54,563
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss) on security
 transactions                 13,890       5,967     476,908         (822)     75,140
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    4,446,694     464,536   6,521,570   (1,469,803)  1,274,499
--------------------------------------------------------------------------------------
 Net gain (loss) on in-
 vestments                 4,460,584     470,503   6,998,478   (1,470,625)  1,349,639
--------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations          $5,436,384   $ 614,154  $6,766,993  $  (945,844) $3,248,813
--------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

6 Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1998 and 1997

                                  Putnam        Putnam        Putnam         Putnam       Putnam                     Putnam
                     Putnam       Growth     Global Asset U.S. Government      New         Money       Putnam     International
                  Global Growth and Income    Allocation  & High Quality  Opportunities   Market     Diversified     Growth
                      Fund         Fund          Fund        Bond Fund        Fund         Fund      Income Fund      Fund
                   Sub-Account  Sub-Account  Sub-Account    Sub-Account    Sub-Account  Sub-Account  Sub-Account   Sub-Account
                ---------------------------------------------------------------------------------------------------------------
For the Year
Ended December
31, 1998
Operations:
 Net investment
 income (loss)     $    9,537   $      218    $   14,578    $   27,895     $  (89,174)  $   37,623   $   25,963    $  (171,930)
 Capital gains
 income               111,701      185,466       177,309         1,038         75,909           --       16,707             --
 Net realized
 gain (loss) on
 security trans-
 actions                  291         (452)       (2,963)          698        110,479           --       (3,176)       265,348
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                 102,969       66,310        24,984        25,250      1,399,894           --      (70,486)     2,795,996
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations             224,498      251,542       213,908        54,881      1,497,108       37,623      (30,992)     2,889,414
-------------------------------------------------------------------------------------------------------------------------------
Unit transac-
tions:
 Purchases             46,437      793,410        32,458       190,099      2,065,296       31,059      104,583      4,248,398
 Net transfers         78,461      442,997        67,284       375,196        294,750    1,049,744       80,334      1,667,912
 Surrenders for
 benefits payment
 and fees             (31,351)     (83,110)      (69,394)     (109,112)      (301,272)    (219,528)     (55,847)      (829,696)
 Net annuity
 transactions              --        2,449            --            --          4,138           --           --         17,813
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions                 93,547    1,155,746        30,348       456,183      2,062,912      861,275      129,070      5,104,427
-------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets           318,045    1,407,288       244,256       511,064      3,560,020      898,898       98,078      7,993,841
Net assets:
 Beginning of
 Year                 758,775    1,272,505     1,803,966       702,547      4,751,380      771,015      816,968     13,088,919
-------------------------------------------------------------------------------------------------------------------------------
 End of Year       $1,076,820   $2,679,793    $2,048,222    $1,213,611     $8,311,400   $1,669,913   $  915,046    $21,082,760
-------------------------------------------------------------------------------------------------------------------------------
For the Year
Ended December
31, 1997
Operations:
 Net investment
 income (loss)     $    4,124   $   (7,292)   $  202,829    $  156,146     $  (29,035)  $   13,768   $  181,200    $   108,854
 Capital gains
 income                14,810           --       463,905            --             --           --       33,403             --
 Net realized
 gain (loss) on
 security trans-
 actions               13,653          116       769,450       (52,503)         2,226           --       (6,775)          (658)
 Net unrealized
 appreciation
 (depreciation)
 of investments
 during the pe-
 riod                  52,462       70,409      (348,873)       (4,804)       457,470           --      (85,983)      (230,282)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from op-
 erations              85,049       63,233     1,087,311        98,839        430,661       13,768      121,845       (122,086)
-------------------------------------------------------------------------------------------------------------------------------
Unit transac-
tions:
 Purchases            285,116      884,913     1,097,790       652,973      1,636,610      217,499    1,212,370      4,400,400
 Net transfers        (90,194)     348,182    (7,521,042)   (2,366,168)     2,761,489      616,768   (3,477,675)     9,006,077
 Surrenders for
 benefits payment
 and fees             (29,493)     (23,823)     (245,162)     (141,774)       (77,380)     (77,020)    (105,409)      (195,472)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets re-
 sulting from
 unit transac-
 tions                165,429    1,209,272    (6,668,414)   (1,854,969)     4,320,719      757,247   (2,370,714)    13,211,005
-------------------------------------------------------------------------------------------------------------------------------
 Total increase
 (decrease) in
 net assets           250,478    1,272,505    (5,581,103)   (1,756,130)     4,751,380      771,015   (2,248,869)    13,088,919
Net assets:
 Beginning of
 Year                 508,297           --     7,385,069     2,458,677             --           --    3,065,837             --
-------------------------------------------------------------------------------------------------------------------------------
 End of Year       $  758,775   $1,272,505    $1,803,966    $  702,547     $4,751,380   $  771,015   $  816,968    $13,088,919
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                       7  Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the Years Ended December 31, 1998 and 1997

                           Pegasus      Pegasus                   Pegasus                   Pegasus
                           Growth       Mid-Cap      Pegasus     Intrinsic     Pegasus       Money        Pegasus
                          and Value   Opportunity    Growth        Value        Bond        Market     Managed Assets
                            Fund         Fund         Fund         Fund         Fund         Fund      Balanced Fund
                         Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                         -------------------------------------------------------------------------------------------------
For the Year Ended De-
cember 31, 1998
Operations:
 Net investment income
 (loss)                  $  (329,290) $  (193,150) $  (273,885) $    91,019  $ 1,844,611          --             --
 Capital gains income      1,305,090      336,801       42,400      433,762       54,563          --             --
 Net realized gain
 (loss) on security
 transactions                 13,890        5,967      476,908         (822)      75,140          --             --
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    4,446,694      464,536    6,521,570   (1,469,803)   1,274,499          --             --
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations           5,436,384      614,154    6,766,993     (945,844)   3,248,813          --             --
-------------------------------------------------------------------------------------------------------------------------
Unit transactions:
 Purchases                11,774,494    3,563,145    4,753,176    4,542,105   13,411,848          --             --
 Net transfers             5,997,435    2,904,407   (1,623,013)   5,818,595   12,556,284          --             --
 Surrenders for benefit
 payments and fees        (2,489,809)    (644,796)    (918,207)    (832,038)  (2,742,073)         --             --
 Net annuity transac-
 tions                        46,105       12,144       19,094       17,963       37,197          --             --
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from unit transactions   15,328,225    5,834,900    2,231,050    9,546,625   23,263,256          --             --
-------------------------------------------------------------------------------------------------------------------------
 Total increase (de-
 crease) in net assets    20,764,609    6,449,054    8,998,043    8,600,781   26,512,069          --             --
Net assets:
 Beginning of Year        37,804,978   10,796,530   14,997,654   13,341,943   32,068,939          --             --
-------------------------------------------------------------------------------------------------------------------------
 End of Year             $58,569,587  $17,245,584  $23,995,697  $21,942,724  $58,581,008  $        0    $         0
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 1997
Operations:
 Net investment income
 (loss)                  $  (114,063) $  (122,241) $  (152,233) $    22,796  $   642,777  $   23,014    $     7,548
 Capital gains income        766,624    1,590,529    1,076,636       45,262       19,484          --        180,913
 Net realized gain
 (loss) on security
 transactions                 (3,216)     501,302      623,125       (1,872)      (2,027)         --      2,663,920
 Net unrealized appreci-
 ation (depreciation) of
 investments during the
 period                    3,560,218      189,167    1,161,170      950,900      776,480          --     (1,086,285)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from operations           4,209,563    2,158,757    2,708,698    1,017,086    1,436,714      23,014      1,766,096
-------------------------------------------------------------------------------------------------------------------------
Unit transactions:
 Purchases                13,843,170    4,429,654    6,126,101    4,633,265   12,346,781     126,745      4,616,463
 Net transfers            12,589,078   (3,940,241)  (4,245,608)   7,904,486   18,871,440  (1,462,029)   (24,292,348)
 Surrenders for benefit
 payments and fees          (736,816)    (378,113)    (464,118)    (212,894)    (585,996)    (31,103)      (486,478)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
 in net assets resulting
 from unit transactions   25,695,432      111,300    1,416,375   12,324,857   30,632,225  (1,366,387)   (20,162,363)
-------------------------------------------------------------------------------------------------------------------------
 Total increase (de-
 crease) in net assets    29,904,995    2,270,057    4,125,073   13,341,943   32,068,939  (1,343,373)   (18,396,267)
Net assets:
 Beginning of Year         7,899,983    8,526,473   10,872,581           --           --   1,343,373     18,396,267
-------------------------------------------------------------------------------------------------------------------------
 End of Year             $37,804,978  $10,796,530  $14,997,654  $13,341,943  $32,068,939  $        0    $         0
-------------------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

8 Pegasus Variable Funds

Separate Account Six
Hartford Life and Annuity Insurance Company

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1998
--------------------------------------------------------------------------------

1. Organization:

   Separate Account Six (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

 a) Security Transactions--

   Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which is characterized as capital gains under tax regulations.

 b) Security Valuation--

   The investments in shares of the Putnam Variable Trust Funds (Putnam VT Global Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT New Opportunities Fund, Putnam VT Money Market Fund and Putnam VT International Growth Fund) or the Pegasus Variable Annuity Funds (Intrinsic Value Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund and Bond Fund) are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

 c) Federal Income Taxes--

   The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

 d) Use of Estimates--

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. Administration of the Account and Related Charges:

 a) Mortality and Expense Undertakings--

   The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

 b) Deduction of Annual Maintenance Fee--

   Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                                       9  Pegasus Variable Funds

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Six and to the
Owners of Units of Interest Therein:

 We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Six (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Six as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

10  Pegasus Variable Funds

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Growth and Value Fund

--------------------------------------------------------------------------------
An Interview with George Abel
Portfolio Manager
--------------------------------------------------------------------------------

Q. How did the Fund perform?

The Pegasus Variable Annuity Growth and Value Fund posted a total return of 13.10% for the year ended December 31, 1998.

Q. To what do you attribute the Fund's performance?

The low interest rate environment in the U.S. served as a positive factor for stocks in two ways: 1.) Stock multiples tend to expand when interest rates decrease; and 2.) Lower interest rates decrease borrowing costs for companies, thus boosting earnings. In addition, the continued strength in the U.S. economy helped offset some of the earnings weakness that several companies in the Fund experienced overseas.

Q. What were your primary strategies and tactics?

We targeted large cap companies with above-average growth rates selling at reasonable valuations. Our capitalization focus served the Fund well during 1998, as large cap stocks were the year's performance leaders. However, growth stocks outperformed value stocks, and the Fund's tilt toward value hurt relative performance. We had emphasized value stocks throughout the year due to concerns about the high valuations that the market was placing on certain growth-oriented stocks.

In addition, market performance was narrow, with a handful of high-growth stocks accounting for a disproportionate amount of the S&P 500 Index's strong return. Due to valuation considerations, the Fund did not hold many of these stocks, which was a major factor in the Fund's return lagging that of the S&P 500.

Q. Did events abroad have an impact on the Fund?

The weakness in Asia had a significant negative impact on the earnings of a few companies in the Fund. Boeing (aerospace), Callaway Golf (travel and recreation) and AMP (electronics) all reported major earnings shortfalls as a result of lower sales to Asia. As a result, their stock prices all suffered. (AMP later recovered when it became an acquisition target.)

As concerns grew during the year about Asia's impact on earnings, the Fund benefited on a relative basis due to its overweighting in the utilities and consumer staples sectors.

Q. Did the portfolio benefit from any particularly strong holdings?*

The Fund's health care holdings, particularly Schering Plough, made significant contributions to the Fund's performance. Schering Plough's reputation for earnings consistency and relatively small exposure to Asia made it a popular choice for investors. The Fund also enjoyed strong results from Century Telephone, Intel and Anheuser-Busch.

Q. What were the Fund's top 10 holdings?*

The Fund's top 10 holdings as of December 31, 1998, included Bristol-Myers Squibb, American Home Products (health care), Anheuser-Busch, ConAgra, PepsiCo (food & beverages), Bell Atlantic (communication), Automatic Data Processing, IBM (computer product & services), Kimberly Clark (household products), and Wells Fargo (banks).

Q. What is your outlook for the market?

We expect the market to continue to benefit from the low inflation, low interest rate environment. However, we do have some strong concerns about high valuations. In our view, many of these valuations are not based on the fundamentals of the company. Instead, they result from investors being caught up in the momentum of the moment. These valuations do not leave a lot of room for any potential "bad news," and thus we believe the market could be volatile in 1999. We also have some concerns about the growing weakness in Latin America. Europe is also beginning to see a slow down, which could negatively affect many large, multi-national companies.

* Holdings subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

                                                       Pegasus Variable Funds 11

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Growth and Value Fund -- (Continued)
--------------------------------------------------------------------------------

                       Growth of $10,000 Invested in the
                Pegasus Variable Growth and Value Fund and the
                               S&P 500 Index*

Value of a $10,000 Investment

----------------------------------

----------------------------------
             S&P    Growth & Value

3/30/95         10000        10000
----------------------------------
   6/95         10953        10477
----------------------------------
  12/95         12535        11762
----------------------------------
   6/95         13799        12735
----------------------------------
  12/96         15411        13975
----------------------------------
   6/97         18585        16206
----------------------------------
  12/97         20551        17717
----------------------------------
   6/98         24188        19209
----------------------------------
  12/98         26423        20039
----------------------------------

(1) Excludes expenses.

             Total Return                   Inception        One           Since
           Through 12/31/98                   Date           Year        Inception
----------------------------------------------------------------------------------
Pegasus Variable  Growth and Value Fund
I Shares                                     3/30/95        13.10%        20.31%
S&P 500 Index*                               3/30/95        28.58%        29.55%




The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

12 Pegasus Variable Funds

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Mid-Cap Opportunity Fund
--------------------------------------------------------------------------------
An interview with Ronald Doyle,
Portfolio Manager
--------------------------------------------------------------------------------

Q. How did the Fund perform?

The Pegasus Variable Annuity Mid-Cap Opportunity Fund posted a total return of 4.91% for the year ended December 31, 1998.

Q. How did mid-cap stocks perform relative to other stocks?

During 1998, mid-cap stocks, as represented by the Russell 2500 Index, dramatically lagged large-cap stocks, as represented by the S&P 500 Index, but they outperformed small-cap stocks, as measured by the Russell 2000 Index. Once again, investors gravitated toward the perceived safety and liquidity offered by larger companies, despite the fact that many small- and mid-cap companies produced solid earnings growth and offered attractive values.

Q. What were your primary strategies and tactics?

The Fund's long-time investment strategy has been to seek to invest in proven growth companies selling at reasonable prices. We look for companies with a distinct competitive advantage that may enable them to maintain above-average growth and profitability for an extended period of time.

We continually monitor the fundamental developments of our holdings and add to or reduce our positions based on our comfort level with how situations are progressing relative to our expectations. This practice helped us avoid several deteriorating stocks that could have hurt performance.

Given the tremendous economic upheaval in Southeast Asia and certain developing countries, we tried to concentrate on companies with strong domestic operations. While mid-cap companies have limited foreign operations, the economic impact of the Asian financial crisis has rippled down to many smaller, domestic-oriented companies.

Finally, we decreased the Fund's exposure to capital goods, as we believe that there is over-capacity in the world economy, so overall capital expenditures should weaken.

Q. Did the portfolio benefit from any particularly strong holdings?*

Specific stock selection was the key to the Fund's 1998 performance. The Fund enjoyed success with technology service companies, including DST Systems, and Sungard Data Systems. The Fund also benefited from companies showing exceptional growth in niche markets, including Lexmark International, a manufacturer of computer printers that consistently beat earnings estimates, and Waters Corp., a leading provider of instruments used to identify and monitor the chemical composition of food, drugs and water.

In the consumer area, we had success with companies that distinguish themselves with tremendous brand-name appeal, including motorcycle-maker Harley-Davidson, and casual-apparel-provider Tommy Hilfiger.

Poor performers included DT Industries, a producer of custom machinery for various industries, which suffered from reduced orders; Global Industries, an oil service company hard hit by declining energy prices; and Belden, a leading producer of specialty wire and cable, hurt by slowing demand and competitive pricing in computer networking.

Q. What were the Fund's top 10 holdings?*

The Fund's top 10 holdings included Charter One Financial (banks), Crane Co. (construction), FINOVA Group (finance), Sungard Data Systems (computer products & services), Lexmark International (electronics), Waters Corp. (miscellaneous), Harley-Davidson, Tower Automotive (motor vehicles), Sybron International Corp. (health care) and Zale Corp. (retail).

Q. What is your outlook for the mid-cap stock market?

We expect the domestic economy to continue to expand, albeit at a slower rate. We continue to be cautious about Southeast Asia and other emerging markets. Therefore, we will continue to concentrate on companies that are somewhat insulated from foreign turmoil and have strong domestic growth prospects.

*Holdings subject to change.

The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.
The Russell 2000 Index is an unmanaged index generally representative of the small-cap equity market.
The Russell 2500 Index is an unmanaged index generally representative of the small- to medium-cap equity market.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                                                      Pegasus Variable Funds  13

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Mid-Cap Opportunity Fund -- (Continued)

--------------------------------------------------------------------------------

                      Growth of $10,000 Invested in the
                   PEgasus Variable Mid-Cap Opportunity Fund
                          and the Russell 2500 Index*

Value of a $10,000 Investment

------------------------------------------

------------------------------------------
               Russell 2500  Mid-Cap Oppor
------------------------------------------
       3/30/95        10000          10000
------------------------------------------
          6/95        10892          10507
------------------------------------------
         12/95        12264          11073
------------------------------------------
          6/96        13522          12230
------------------------------------------
         12/96        14596          13788
------------------------------------------
          6/97        16239          15658
------------------------------------------
         12/97        18153          17460
------------------------------------------
          6/98        19181          18721
------------------------------------------
         12/98        18222          18317
------------------------------------------

(1) Excludes expenses

              Total Return                    Inception        One          Since
            Through 12/31/98                    Date          Year        Inception
-----------------------------------------------------------------------------------
Pegasus Variable Mid-Cap Opportunity Fund
I Shares                                       3/30/95        4.91%        17.47%
Russell 2500 Index*                            3/30/95         .38%        17.34%


The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

*The Russell 2500 Index is an unmanaged index generally representative of the small-to-medium-small stock market.

14 Pegasus Variable Funds

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Growth Fund
--------------------------------------------------------------------------------
An Interview with Jeffrey C. Beard
Portfolio Manager
--------------------------------------------------------------------------------

Q. How did the Fund perform?

The Pegasus Variable Annuity Growth Fund posted a total return of 40.03% for the year ended December 31, 1998.

Q. To what do you attribute such strong performance?

Large-company growth stocks continued to lead all other market sectors. The market was driven by liquidity, as fundamental concerns regarding global expansion and disinflation affected earnings growth. Given this backdrop, investors were willing to pay a large premium for companies able to produce consistent and predictable earnings growth. This benefited the Fund, which emphasizes that type of company.

Q. What were your primary strategies and tactics?

Our primary strategy was to remain fully invested in the liquidity-driven market, where declining interest rates coupled with benign inflation pushed valuation levels to new heights for quality growth stocks. We remained true to our growth-investing style even in the face of a strong third-quarter market correction. After the market bottomed in late August, performance initially broadened to include smaller cap stocks, but before long the market's attention was refocused on large growth stocks.

We maintained overweighted positions in the technology, health care and consumer cyclicals sectors, key contributors to the strong market performance. The economy's ongoing thirst for advanced technology and its ability to support income growth and consumer demand, along with declining oil prices and favorable interest rates all contributed to solid earnings growth in the technology and consumer cyclicals sectors. New products, a continued expansion of managed care, and stepped-up consumer advertising by large drug companies fueled growth in the health care sector.

At the same time, we maintained underweighted positions in the poor-performing energy and basic materials sectors. This strategy aided the Fund's performance.

Q. Did events abroad have an impact on the Fund?

Events abroad affected the Fund by forcing a flight to quality, which, in turn, contributed to lower interest rates and demand for high-quality growth stocks. Potential disruptions in Asian demand for U.S. technology goods was more than offset by strength in Europe.

Q. Did the portfolio benefit from any particularly strong holdings?*

The Fund enjoyed outstanding performance from several individual technology holdings, including Lucent Technologies, Cisco Systems, Sun Microsystems, and Microsoft. In addition, several retailers offered excellent returns, including Staples, Home Depot and Walgreen. Each of these companies was able to continue its record of consistent, predictable revenue and earnings growth throughout the year.

The largest disappointments were in the oil service industry, which was affected by the extreme weakness in oil prices caused by a slowdown in global demand. Active management of these and other poor-performing stocks helped minimize the damage to Fund returns.

Q. What were the Fund's top 10 holdings?*

The Fund's top 10 holdings included Microsoft, Sun Microsystems, Cisco Systems (computer products & services), Intel Corp. (electronics), Home Depot, Staples (retail), General Electric (multi-industry), MCI Worldcom, AirTouch Communications (telecommunications services), and Elan Corp (health care).

Q. What is your outlook for the market?

Looking ahead, inflation fears should remain dormant for most of 1999, with global interest rates flat to lower. This should help support continued stock market growth. Those companies that have demonstrated the ability to grow their revenue in difficult pricing environments and provide margin expansion at the same time should continue to be the leaders in 1999.

* Holdings subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                                                      Pegasus Variable Funds  15

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Growth Fund -- (Continued)
--------------------------------------------------------------------------------

                      Growth of $10,000 Invested in the
                     Pegasus Variable Growth Fund and the
                                S&P 500 Index*

Value of a $10,000 Investment

-----------------------------------------

-----------------------------------------
                S&P       Variable Growth
-----------------------------------------
        3/30/95     10000           10000
-----------------------------------------
           6/95     10953           10364
-----------------------------------------
          12/95     12535           11431
-----------------------------------------
           6/96     13799           12243
-----------------------------------------
          12/96     15411           13428
-----------------------------------------
           6/97     18585           15470
-----------------------------------------
          12/97     20551           16847
-----------------------------------------
           6/98     24188           20177
-----------------------------------------
          12/98     26423           23591
-----------------------------------------

(1) Excludes expenses.

        Total Return                 Inception              One                 Since
      Through 12/31/98                 Date                 Year              Inception
---------------------------------------------------------------------------------------
Pegasus Variable  Growth Fund
I Shares                              3/30/95              40.03%              25.64%
S&P 500 Index*                        3/30/95              28.58%              29.55%




The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

16 Pegasus Variable Funds

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Intrinsic Value Fund
--------------------------------------------------------------------------------
An Interview with Chris Gassen
Portfolio Manager
--------------------------------------------------------------------------------

Q. How did the Fund perform?

The total return on the Pegasus Variable Annuity Intrinsic Value Fund was - 3.31% for the year ended December 31, 1998.

Q. How did value stocks perform relative to other stocks?

The market was extremely tiered in 1998, with large-capitalization indexes well ahead of small-cap indexes, and growth stocks ahead of value. For example, the total return on large-cap growth companies, as measured by the Russell 1000 Growth Index, was 38.71% for the year, while the total return on large-cap value funds, as measured by the Russell 1000 Value Index, was 15.63%. The return on small-cap stocks, as measured by the Russell 2000 Index, was -2.55%.

Q. What were your primary strategies and tactics?

Throughout the year, investors appeared to largely ignore sensible valuation yardsticks in their effort to own the largest stocks. As more and more investors chased these large, growth-oriented issues, the valuation gap versus smaller, more sensibly priced stocks widened. As such, there was little in the market environment that made sense to a value investor, and we made relatively few changes to the Fund's holdings.

We did reduce the Fund's financial exposure somewhat by selling certain better-performing holdings, including Fannie Mae (the government mortgage agency), Mid Ocean (a pharmaceutical firm) and Allmerica Financial (an insurance company). We used the proceeds to purchase additional shares of existing holdings that we believe offer fundamental strengths for the long term.

One such issue is Unifi, a maker of spun cotton, nylon and polyester yarns. The company has been adversely affected by the Asian economic crisis, which has resulted in a rising level of inexpensive, imported yarn from the Far East. Our continued purchase of Unifi typifies our approach of buying good-quality companies at times when they are not "popular" with the investing public, but which should earn attractive returns over time as they once again regain investor favor.

Q. What were the Fund's top 10 holdings?*

The Fund's top 10 holdings on December 31, 1998, included Fund American (finance), Loews Corp. (multi-industry), Sbarro (restaurants), Leucadia National, American National Insurance, Old Republic International Corp. (insurance), Payless Shoe Source (retail), Lockheed Martin (aerospace), Unifi (apparel), and Canadian National Railway (transportation).

Q. What is your outlook for the market?

As long as stock investors continue to ignore traditional fundamental analysis, it is likely that value-oriented funds will continue to underperform the market. Prices on many growth stocks remain high based on historic valuation parameters, but the lure of high returns attained over the past several years continues to bring more money into the market. This drives up prices and returns, and the cycle continues to spiral. At some point, we expect the cycle to be broken, and the benefits of value investing should become clear.

* Holdings subject to change.

The Russell 1000 Growth Index is an unmanaged index generally representative of the largest 1000 companies with a greater-than-average growth orientation.
The Russell 1000 Value Index is an unmanaged index generally representative of the largest 1000 companies with a greater-than-average value orientation.
The Russell 2000 Index is an unmanaged index generally representative of the small-cap equity market.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                                                       Pegasus Variable Funds 17

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Intrinsic Value Fund -- (Continued)
--------------------------------------------------------------------------------

                      Growth of $10,000 Invested in the
                Pegasus Variable Intrinsic Value Fund and the
                                S&P 500 Index*

Value of a $10,000 Investment

-----------------------------------------

-----------------------------------------
                S&P       Intrinsic Value
-----------------------------------------
         5/1/97     10000           10000
-----------------------------------------
           6/97     11083           10642
-----------------------------------------
          12/97     12255           11698
-----------------------------------------
           6/98     14424           12230
-----------------------------------------
          12/98     15757           11309
-----------------------------------------

(1) Excludes expenses.

            Total Return                  Inception                        Since
          Through 12/31/98                  Date          One Year       Inception
----------------------------------------------------------------------------------
Pegasus Variable Intrinsic Value Fund
I Shares                                   5/1/97         -3.31%           7.65%
S&P 500 Index*                             5/1/97          28.58%         31.27%


The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

18 Pegasus Variable Funds

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Bond Fund
--------------------------------------------------------------------------------
An Interview with Doug Swanson
Portfolio Manager
--------------------------------------------------------------------------------

Q. How did the Funds perform?

The Pegasus Variable Annuity Bond Fund posted a total return of 8.66% for the year ended December 31, 1998.

The Fund offered a favorable return due to its overweighting of mortgage-backed securities. In addition, our specific security selection, particularly in the mortgage sector, was a positive influence on performance.

Q. How did market developments influence performance?

The general decline in interest rates resulted in price appreciation for the Fund. Treasuries generally were the best performers for the year, with declines in yield that surpassed all other bond market sectors. Our avoidance of low-quality securities was a positive influence, as these securities offered little or no price appreciation. While they lagged Treasuries on a price basis, mortgage- and asset-backed securities helped performance on a yield basis.

Q. What were your primary strategies and tactics?

In general, we kept the Fund's duration similar to the duration of its market index, which enabled the Fund to realize market appreciation as interest rates declined. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) The Fund's duration as of December 31, 1998, was 4.7 years, versus 4.4 years for the Lehman Brothers Aggregate Bond Index.

We also maintained a high credit-quality profile. The Fund was overweighted in high-quality mortgage- and asset-backed securities, with a focus on undervalued securities. But, this strategy hurt the Funds' relative performance somewhat because even high-quality securities underperformed Treasuries due to liquidity concerns.

Additionally, the Fund's high quality profile meant that the Fund was not affected directly by the turmoil in foreign markets or the flight to quality from lower-quality securities.

Q. How was the Fund structured in terms of quality and sectors?*

At year-end, 46% of the Bond Fund was invested in Treasury securities, 3% in corporate bonds, 32% in mortgage-backed securities, and 8% in asset-backed securities. Securities rated AAA comprised the majority of the Fund.

Q. What is your outlook for the bond market?

Our long-term view on the bond market remains positive. Inflation is likely to remain at current levels, or rise only slightly, and economic growth is likely to continue, but at a slower pace. We believe that the mortgage-backed security market remains undervalued, presenting many attractive opportunities. We also expect the asset-backed sector to perform well versus Treasuries.

* Holdings subject to change.

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                                                       Pegasus Variable Funds 19

Pegasus Variable Annuity Funds
Management's Discussion and Analysis
Bond Fund -- (Continued)
--------------------------------------------------------------------------------

                      Growth of $10,000 Invested in the
                     Pegasus Variable Growth Fund and the
                     Lehman Brothers Aggregate Bond Index*

Value of a $10,000 Investment

-----------------------------------------

-----------------------------------------
                Lehman Brothers Bond
-----------------------------------------
         5/1/97     10000           10000
-----------------------------------------
           6/97     10215           10179
-----------------------------------------
          12/97     10867           10825
-----------------------------------------
           6/98     11292           11238
-----------------------------------------
          12/98     11809           11762
-----------------------------------------

(1) Excludes expenses.

            Total Return                   Inception          One            Since
          Through 12/31/98                   Date            Year          Inception
------------------------------------------------------------------------------------
Pegasus Variable Bond Fund
I Shares                                    5/1/97           8.66%          10.21%
Lehman Brothers Aggregate Bond Index*       5/1/97           8.69%          10.46%


The performance data quoted represents past performance and is not an indication of future results. The investment return and net ssset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

 * The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole.

20 Pegasus Variable Funds

Pegasus Variable Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998
--------------------------------------------------------------------------------

                                        Mid-Cap                Intrinsic
                          Growth and  Opportunity   Growth       Value        Bond
                          Value Fund     Fund        Fund        Fund         Fund
                     ----------------------------------------------------------------
ASSETS:
Investments in securi-
ties at value (Note 2)    $57,585,080 $17,485,201 $25,147,781 $18,527,487  $53,487,003
Repurchase agreements at
cost (Note 2)               1,675,000     598,000          --   3,981,000    6,963,000
---------------------------------------------------------------------------------------
 Total Investments (cost
 $50,283,752,
 $15,373,376,
 $15,841,827,
 $22,909,793,
 $58,145,667)              59,260,080  18,083,201  25,147,781  22,508,487   60,450,003
Cash                           56,792      64,643          --       8,391          958
Receivable for invest-
ment securities sold          249,984      32,130   1,488,727          --        8,010
Interest and dividends
receivable                     49,269       8,845      15,514      17,923      477,374
Receivable from invest-
ment advisor                    5,158      11,115       7,447       9,296        5,097
Deferred organization
expenses (Note 2)               4,094       4,137       4,137          --           --
---------------------------------------------------------------------------------------
 TOTAL ASSETS              59,625,377  18,204,071  26,663,606  22,544,097   60,941,442
---------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                     --          --   1,125,400          --           --
Payable for investment
securities purchased               --          --     308,990          --           --
Accrued investment advi-
sory fees                      29,679       8,724      13,071      10,549       19,023
Accrued administration
fees                            7,420       2,181       3,268       2,637        7,134
Accrued custodial fees          3,861       3,267       5,323       3,173        2,448
Accrued professional
fees                           18,988      21,902      21,618      18,933       16,995
Accrued printing fees           4,285       7,219       7,654       6,489        3,454
Other accrued expenses            785         911       1,362         960          832
---------------------------------------------------------------------------------------
 TOTAL LIABILITIES             65,018      44,204   1,486,686      42,741       49,886
---------------------------------------------------------------------------------------
 NET ASSETS               $59,560,359 $18,159,867 $25,176,920 $22,501,356  $60,891,556
---------------------------------------------------------------------------------------
Net assets consist of:
Capital shares (unlim-
ited number of shares
authorized $.10 per
share)                    $   334,541 $   123,044 $   117,095 $   210,305  $   567,692
Additional paid-in-capi-
tal                        49,941,245  15,294,125  13,897,590  22,781,563   58,031,770
Accumulated undistrib-
uted net investment in-
come                            1,427         994       2,573          --           --
Accumulated undistrib-
uted (distributions in
excess of) realized gain
(loss)                        306,818      31,879   1,853,708     (89,206)     (12,242)
Net unrealized apprecia-
tion (depreciation) on
investments                 8,976,328   2,709,825   9,305,954    (401,306)   2,304,336
---------------------------------------------------------------------------------------
 NET ASSETS               $59,560,359 $18,159,867 $25,176,920 $22,501,356  $60,891,556
---------------------------------------------------------------------------------------
Shares of capital stock
outstanding                 3,345,408   1,230,435   1,170,945   2,103,050    5,676,924
---------------------------------------------------------------------------------------
NET ASSET VALUE and re-
demption price per share  $     17.80 $     14.76 $     21.50 $     10.70  $     10.73
---------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 21

Pegasus Variable Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                          Growth and      Mid-Cap        Growth     Intrinsic
                          Value Fund  Opportunity Fund    Fund     Value Fund   Bond Fund
                         -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income          $  675,456      $ 96,578     $  117,327  $   428,435  $      --
 Interest income             132,794        28,472         27,006       85,054   2,920,779
-------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME     808,250       125,050        144,333      513,489   2,920,779
-------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory
 fees                        296,413        88,190        123,263      108,293     191,371
 Administration fees          74,103        22,048         30,816       27,073      71,764
 Professional fees            56,598        48,840         46,378       50,303      53,067
 Custodial fees               32,222        25,699         17,569       19,005      30,024
 Amortization of de-
 ferred organization
 cost                          9,335         9,276          9,276          --          --
 Printing expense             23,180        17,738         13,427       13,659      27,976
 Other                        10,566        10,565         11,007       10,595      11,178
-------------------------------------------------------------------------------------------
 TOTAL EXPENSES BEFORE
 WAIVERS                     502,417       222,356        251,736      228,928     385,380
 Less waivers                (33,240)      (82,956)       (56,564)     (57,553)    (26,975)
-------------------------------------------------------------------------------------------
 NET EXPENSES                469,177       139,400        195,172      171,375     358,405
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
(LOSS)                    $  339,073      $(14,350)    $  (50,839) $   342,114  $2,562,374
-------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS):
 Net realized gain on
 investments              $1,444,929      $311,810     $1,853,797  $   283,047  $   44,671
 Net change in
 unrealized appreciation
 (depreciation) on in-
 vestments                 4,450,770       551,852      5,582,309   (1,346,908)  1,451,053
-------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)     5,895,699       863,662      7,436,106   (1,063,861)  1,375,352
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS           $6,234,772      $849,312     $7,385,267  $  (721,747) $4,058,098
-------------------------------------------------------------------------------------------


                See accompanying notes to financial statements.

22 Pegasus Variable Funds

Pegasus Variable Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                    Growth and Value Fund     Mid-Cap Opportunity Fund           Growth Fund            Intrinsic Value Fund
                   -------------------------------------------------------------------------------------------------------------
                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended   Period Ended
                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                      1998          1997          1998          1997          1998          1997          1998        1997(1)
                  --------------------------------------------------------------------------------------------------------------
INCREASE (DE-
CREASE) IN NET
ASSETS:
FROM OPERATIONS:
 Net investment
 income (loss)    $   339,073   $   206,522   $   (14,350)  $     4,129   $   (50,839)  $    28,340   $   342,114   $   115,690
 Net realized
 gains              1,444,929       837,720       311,810     1,743,002     1,853,797     1,211,616       283,047       123,169
 Net change in
 unrealized
 appreciation
 (depreciation)
 of investments     4,450,770     3,665,139       551,852       725,115     5,582,309     1,819,220    (1,346,908)      945,602
--------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations         6,234,772     4,709,381       849,312     2,472,246     7,385,267     3,059,176      (721,747)    1,184,461
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net
 investment
 income              (355,811)     (195,276)           --        (3,201)           --       (26,849)     (345,025)     (112,779)
 In excess of net
 investment
 income                    --            --            --            --            --            --        (1,651)           --
 From net
 realized gains
 from investment
 transactions      (1,328,447)     (785,704)     (355,970)   (1,732,223)      (44,524)   (1,140,567)     (358,921)      (47,295)
 In excess of net
 realized gains            --            --            --            --            --            --       (87,555)           --
--------------------------------------------------------------------------------------------------------------------------------
 Decrease in net
 assets from
 distributions to
 shareholders      (1,684,258)     (980,980)     (355,970)   (1,735,424)      (44,524)   (1,167,416)     (793,152)     (160,074)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Proceeds from
 sale of shares    16,305,399    26,172,441     6,254,470     4,779,295     6,423,743     6,512,260     9,477,532    13,088,467
 Net asset value
 of shares issued
 to shareholders
 from
 reinvestment of
 distributions      1,684,258       980,980       355,970     1,735,424        44,524     1,167,416       793,152       160,074
--------------------------------------------------------------------------------------------------------------------------------
                   17,989,657    27,153,421     6,610,440     6,514,719     6,468,267     7,679,676    10,270,684    13,248,541
 Less: payments
 for shares
 redeemed          (1,685,009)     (779,182)     (612,145)   (4,798,971)   (4,472,001)   (5,273,546)     (179,987)     (347,370)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions      16,304,648    26,374,239     5,998,295     1,715,748     1,996,266     2,406,130    10,090,697    12,901,171
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS         20,855,162    30,102,640     6,491,637     2,452,570     9,337,009     4,297,890     8,575,798    13,925,558
NET ASSETS:
 Beginning of
 period            38,705,197     8,602,557    11,668,230     9,215,660    15,839,911    11,542,021    13,925,558            --
--------------------------------------------------------------------------------------------------------------------------------
 End of period    $59,560,359   $38,705,197   $18,159,867   $11,668,230   $25,176,920   $15,839,911   $22,501,356   $13,925,558
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Shares sold          955,005     1,722,895       435,554       318,480       367,989       428,650       834,191     1,224,500
 Shares issued in
 reinvestment of
 distributions to
 shareholders         102,324        61,654        25,066       120,944         2,611        74,931        77,627        14,079
--------------------------------------------------------------------------------------------------------------------------------
                    1,057,329     1,784,549       460,620       439,424       370,600       503,581       911,818     1,238,579
 Less: shares
 redeemed             (97,531)      (50,917)      (41,697)     (312,599)     (229,006)     (343,565)      (16,644)      (30,703)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING           959,798     1,733,632       418,923       126,825       141,594       160,016       895,174     1,207,876
CAPITAL SHARES:
 Beginning of
 period             2,385,610       651,978       811,512       684,687     1,029,351       869,335     1,207,876            --
--------------------------------------------------------------------------------------------------------------------------------
 End of period      3,345,408     2,385,610     1,230,435       811,512     1,170,945     1,029,351     2,103,050     1,207,876
--------------------------------------------------------------------------------------------------------------------------------
                          Bond Fund
                  ---------------------------
                   Year Ended   Period Ended
                  December 31,  December 31,
                      1998        1997(1)
                  ---------------------------
INCREASE (DE-
CREASE) IN NET
ASSETS:
FROM OPERATIONS:
 Net investment
 income (loss)    $ 2,562,374   $   921,773
 Net realized
 gains                 44,671        20,905
 Net change in
 unrealized
 appreciation
 (depreciation)
 of investments     1,451,053       853,283
---------------------------------------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations         4,058,098     1,795,961
---------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net
 investment
 income            (2,606,134)     (915,681)
 In excess of net
 investment
 income                    --            --
 From net
 realized gains
 from investment
 transactions         (44,752)      (20,824)
 In excess of net
 realized gains       (12,242)           --
---------------------------------------------
 Decrease in net
 assets from
 distributions to
 shareholders      (2,663,128)     (936,505)
---------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Proceeds from
 sale of shares    28,019,206    33,072,130
 Net asset value
 of shares issued
 to shareholders
 from
 reinvestment of
 distributions      2,663,128       936,505
---------------------------------------------
                   30,682,334    34,008,635
 Less: payments
 for shares
 redeemed          (5,415,618)     (638,221)
---------------------------------------------
 Net increase in
 net assets from
 capital share
 transactions      25,266,716    33,370,414
---------------------------------------------
NET INCREASE IN
NET ASSETS         26,661,686    34,229,870
NET ASSETS:
 Beginning of
 period            34,229,870            --
---------------------------------------------
 End of period    $60,891,556   $34,229,870
---------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
 Shares sold        2,630,322     3,249,652
 Shares issued in
 reinvestment of
 distributions to
 shareholders         269,941        90,681
---------------------------------------------
                    2,900,263     3,340,333
 Less: shares
 redeemed            (502,456)      (61,216)
---------------------------------------------
NET INCREASE IN
SHARES
OUTSTANDING         2,397,807     3,279,117
CAPITAL SHARES:
 Beginning of
 period             3,279,117            --
---------------------------------------------
 End of period      5,676,924     3,279,117
---------------------------------------------

(1)For the period May 1, 1997 (commencement of operations) through December 31, 1997.

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 23

Pegasus Variable Growth and Value Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.

                                                                      Market
                        Description                         Shares     Value
                        -----------                         ------    ------
COMMON STOCK -- 96.68%
 Aerospace/Defense -- 2.04%
  Boeing Co................................................  24,300 $   792,787
  Lockheed Martin Corp.....................................   5,000     423,750
                                                                    -----------
                                                                      1,216,537
                                                                    -----------
 Banks -- 7.60%
  BankAmerica Corp.........................................  18,900   1,136,362
  First Union Corp.........................................  15,100     918,269
  National City Corp.......................................  13,600     986,000
  Wells Fargo Co...........................................  37,200   1,485,675
                                                                    -----------
                                                                      4,526,306
                                                                    -----------
 Building Materials -- 1.87%
  Masco Corp...............................................  38,800   1,115,500
                                                                    -----------
 Chemicals -- 1.74%
  Sigma-Aldrich Corp.......................................  35,300   1,036,937
                                                                    -----------
 Computer Products & Services -- 12.64%
  Automatic Data Processing, Inc...........................  20,300   1,627,806
  Compaq Computer Corp.....................................  17,000     712,937
  Electronic Data Systems Corp.............................  25,600   1,286,400
  Hewlett-Packard Co.......................................  16,900   1,154,481
  IMS Health, Inc..........................................  17,000   1,282,437
  International Business Machines Corp.....................   7,900   1,459,525
                                                                    -----------
                                                                      7,523,586
                                                                    -----------
 Communication Services -- 6.53%
  Bell Atlantic Co.........................................  28,100   1,489,300
  Century Telephone Enterprises, Inc.......................  20,500   1,383,750
  SBC Communications, Inc..................................  19,000   1,018,875
                                                                    -----------
                                                                      3,891,925
                                                                    -----------
 Electronics -- 3.95%
  AMP, Inc.................................................  18,204     947,746
  Intel Corp...............................................  11,825   1,402,002
                                                                    -----------
                                                                      2,349,748
                                                                    -----------
 Finance -- 2.27%
  Federal Home Loan Mortgage Co............................  21,000   1,353,187
                                                                    -----------
 Food & Beverages -- 11.78%
  Anheuser-Busch Cos., Inc.................................  24,800   1,627,500
  BestFoods................................................  23,800   1,267,350
  ConAgra, Inc.............................................  45,000   1,417,500
  PepsiCo, Inc.............................................  35,100   1,436,906
  Sara Lee Corp............................................  44,800   1,262,800
                                                                    -----------
                                                                      7,012,056
                                                                    -----------

24 Pegasus Variable Funds

Pegasus Variable Growth and Value Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                       Market
                        Description                          Shares     Value
                        -----------                          ------    ------
 Health Care/Pharmaceutical -- 9.88%
  Abbott Laboratories.......................................  19,800 $   970,200
  American Home Products Corp...............................  29,900   1,683,744
  Bristol-Meyers Squibb Co..................................  14,900   1,993,806
  Schering-Plough Corp......................................  22,400   1,237,600
                                                                     -----------
                                                                       5,885,350
                                                                     -----------
 Household Products -- 2.57%
  Kimberly Clark Corp.......................................  28,100   1,531,450
                                                                     -----------
 Housewares -- 2.02%
  Newell Co.................................................  29,200   1,204,500
                                                                     -----------
 Insurance -- 4.92%
  American International Group, Inc.........................  12,300   1,188,487
  Chubb Corp................................................  15,600   1,012,050
  MGIC Investment Corp......................................  18,400     732,550
                                                                     -----------
                                                                       2,933,087
                                                                     -----------
 Manufacturing -- 4.59%
  Dover Corp................................................  32,900   1,204,963
  Johnson Controls, Inc.....................................  15,700     926,300
  York International Corp...................................  14,700     599,944
                                                                     -----------
                                                                       2,731,207
                                                                     -----------
 Multi-Industry -- 1.54%
  General Electric Co.......................................   9,000     918,563
                                                                     -----------
 Oil & Gas -- 9.17%
  British Petroleum PLC ADR.................................  14,406   1,368,570
  Enron Corp................................................  23,100   1,318,144
  Mobil Corp................................................  15,900   1,385,288
  Schlumberger Ltd..........................................  30,100   1,388,363
                                                                     -----------
                                                                       5,460,365
                                                                     -----------
 Publishing -- 3.66%
  Gannett Co., Inc..........................................  19,500   1,257,750
  Washington Post Co. Class B...............................   1,600     924,700
                                                                     -----------
                                                                       2,182,450
                                                                     -----------
 Retail -- 3.83%
  J. C. Penney Company, Inc.................................  22,900   1,073,438
  Officemax, Inc.*..........................................  98,700   1,209,075
                                                                     -----------
                                                                       2,282,513
                                                                     -----------
 Utilities -- 4.08%
  FPL Group, Inc............................................  17,700   1,090,763
  Pinnacle West Capital Corp................................  31,600   1,339,050
                                                                     -----------
                                                                       2,429,813
                                                                     -----------
TOTAL COMMON STOCK..........................................          57,585,080
                                                                     -----------
 (Cost $48,608,752)

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 25

Pegasus Variable Growth and Value Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                                                        Face Amount    Value
                                                        ----------- -----------
REPURCHASE AGREEMENTS -- 2.81%
  State Street Bank, 4.40%, dated 12/31/98, due
   01/04/99, collateralized by $1,490,000 U.S. Treasury
   Note, 7.25%, due 05/15/04, market value $1,684,390
   (Cost $1,646,000)................................... $1,646,000  $ 1,646,000
  State Street Bank, 4.40%, dated 12/31/98, due
   01/04/99, collateralized by $25,000 U.S. Treasury
   Bond, 10.75%, due 08/15/05, market value $34,375
   (Cost $29,000)......................................     29,000       29,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS............................               1,675,000
                                                                    -----------
 (Cost $1,675,000)
TOTAL INVESTMENTS......................................             $59,260,080
                                                                    ===========
 (Cost $50,283,752)

Percentages indicated are based on net assets.
*Non-income producing security.

                See accompanying notes to financial statements.

26 Pegasus Variable Funds

Pegasus Variable Mid-Cap Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                        Description                         Shares     Value
                        -----------                         ------    ------
COMMON STOCK -- 96.28%
 Apparel -- 1.88%
  Tommy Hilfiger Corp......................................   5,700 $   342,000
                                                                    -----------
 Banks -- 8.31%
  Associated Banc Corp.....................................   6,847     234,082
  Charter One Financial, Inc...............................  16,730     464,257
  First Tennessee National Corp............................   5,800     220,763
  Peoples Heritage Financial Group, Inc....................  12,100     242,000
  TCF Financial Corp.......................................  14,400     348,300
                                                                    -----------
                                                                      1,509,402
                                                                    -----------
 Business Equipment & Services -- 7.24%
  Comdisco, Inc............................................  10,300     173,812
  Convergys Corp...........................................   3,700      82,788
  HON Industries, Inc......................................  11,500     275,281
  Omnicom Group............................................   4,800     278,400
  Sterling Commerce, Inc.*.................................   5,200     234,000
  Young & Rubicam Inc......................................   8,400     271,950
                                                                    -----------
                                                                      1,316,231
                                                                    -----------
 Chemicals -- 1.29%
  OM Group, Inc............................................   6,400     233,600
                                                                    -----------
 Computer Products & Services -- 8.83%
  Affiliated Computer Services, Inc. -- Class A               7,800     351,000
  Autodesk, Inc............................................   4,700     200,631
  DST Systems, Inc.........................................   5,600     319,550
  National Data Corp.......................................   5,600     272,650
  Sungard Data Systems, Inc................................  11,600     460,375
                                                                    -----------
                                                                      1,604,206
                                                                    -----------
 Construction -- 4.14%
  Applied Power, Inc. -- Class A...........................   8,100     305,775
  Crane Co.................................................  14,787     446,383
                                                                    -----------
                                                                        752,158
                                                                    -----------
 Containers -- 1.59%
  AptarGroup, Inc..........................................  10,300     289,044
                                                                    -----------
 Electronics -- 10.71%
  Ametek, Inc..............................................   7,500     167,344
  Lexmark International Group, Inc.........................   5,800     582,900
  Littlefuse, Inc..........................................   8,100     155,925
  Microchip Technology, Inc.*..............................   8,100     299,700
  Molex, Inc. Class A......................................   7,113     226,727
  Teradyne, Inc.*..........................................   5,100     216,112
  Xilinx, Inc.*............................................   4,550     296,319
                                                                    -----------
                                                                      1,945,027
                                                                    -----------
 Energy & Utilities -- .84%
  Noble Affiliates, Inc....................................   6,200     152,675
                                                                    -----------

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 27

Pegasus Variable Mid-Cap Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                        Description                         Shares     Value
                        -----------                         ------    ------
 Finance -- 6.91%
  A. G. Edwards, Inc.......................................   6,750 $   251,438
  FINOVA Group Inc.........................................   7,700     415,319
  Heller Financial, Inc....................................  12,500     367,188
  Waddell & Reed Financial, Inc. Class A...................   9,300     220,294
                                                                    -----------
                                                                      1,254,239
                                                                    -----------
 Food Wholesalers -- 1.51%
  U.S. Foodservice.........................................   5,600     274,400
                                                                    -----------
 Health Care/Pharmaceutical -- 6.58%
  DENTSPLY International, Inc..............................   7,200     185,400
  HCR Manor Care, Inc.*....................................   5,800     170,375
  Health Management Associates, Inc. Class A...............   6,543     141,492
  Sybron International Corp................................  16,500     448,594
  Universal Health Services, Inc. -- Class B...............   4,800     249,000
                                                                    -----------
                                                                      1,194,861
                                                                    -----------
 Home Furnishings -- 1.53%
  Leggett & Platt, Inc.....................................  12,600     277,200
                                                                    -----------
 Industrial Automation -- 0.68%
  DT Industries, Inc.......................................   7,800     122,850
                                                                    -----------
 Information Technology -- 1.05%
  Galileo International, Inc...............................   4,400     191,400
                                                                    -----------
 Insurance -- 7.19%
  Capital Re Corp..........................................   9,000     180,562
  CMAC Investment Corp.....................................   6,000     275,625
  Everest Reinsurance Holdings, Inc........................   9,100     354,331
  Executive Risk, Inc......................................   3,900     214,256
  PMI Group, Inc...........................................   2,850     140,718
  Transatlantic Holdings, Inc..............................   1,850     139,791
                                                                    -----------
                                                                      1,305,283
                                                                    -----------
 Manufacturing -- 5.67%
  Harsco Corp..............................................   6,100     185,669
  Hubbell Inc. Class B.....................................   4,000     152,000
  Idex Corp................................................   4,775     116,987
  Juno Lighting, Inc.......................................  11,100     259,462
  Teleflex, Inc............................................   6,900     314,813
                                                                    -----------
                                                                      1,028,931
                                                                    -----------
 Miscellaneous -- 3.13%
  Kemet Corp...............................................   6,300      70,875
  Waters Corp..............................................   5,700     497,325
                                                                    -----------
                                                                        568,200
                                                                    -----------

                See accompanying notes to financial statements.

28 Pegasus Variable Funds

Pegasus Variable Mid-Cap Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                       Market
                        Description                          Shares     Value
                        -----------                          ------    ------
 Motor Vehicles -- 6.51%
  Borg-Warner Automotive, Inc...............................   5,900 $   329,294
  Harley-Davidson, Inc......................................   9,300     440,587
  Tower Automotive, Inc.....................................  16,500     411,469
                                                                     -----------
                                                                       1,181,350
                                                                     -----------
 Multi-Industry -- 0.83%
  Lancaster Colony Corp.....................................   4,700     150,988
                                                                     -----------
 Oil & Gas -- 2.32%
  Apache Corp...............................................   8,300     210,094
  Cooper Cameron Corp.......................................   5,900     144,550
  Global Industries, Limited................................  10,900      66,762
                                                                     -----------
                                                                         421,406
                                                                     -----------
 Retail -- 7.54%
  Kohls Corp.*..............................................   3,600     221,175
  Saks Inc..................................................  12,600     397,687
  The Men's Wearhouse, Inc..................................  10,750     341,313
  Zale Corp.................................................  12,700     409,575
                                                                     -----------
                                                                       1,369,750
                                                                     -----------
TOTAL COMMON STOCK..........................................          17,485,201
                                                                     -----------
 (Cost $14,775,376)

                                                             Face
                                                            Amount
                                                           --------
REPURCHASE AGREEMENTS -- 3.29%
State Street Bank, 4.40%, dated 12/31/98, due 01/04/99,
 collateralized by $450,000 U.S. Treasury Bond, 8.00% due
 11/15/21,
 market value $607,364 (Cost $590,000).................... $590,000 $   590,000
State Street Bank, 4.40%, dated 12/31/98, due 01/04/99,
 collateralized by $10,000 U.S. Treasury Bond, 7.25% due
 05/15/16,
 market value $12,184 (Cost $8,000).......................    8,000       8,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS...............................              598,000
                                                                    -----------
 (Cost $598,000)
TOTAL INVESTMENTS.........................................          $18,083,201
                                                                    ===========
 (Cost $15,373,376)

Percentages indicated are based on net assets.

* Non-income producing security.

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 29

Pegasus Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                        Description                         Shares     Value
                        -----------                         ------    ------
COMMON STOCK -- 99.88%
 Banks -- 2.26%
  State Street Corp........................................   3,000 $   208,688
  Wells Fargo Co...........................................   9,000     359,437
                                                                    -----------
                                                                        568,125
                                                                    -----------
 Beverages -- 3.75%
  Coca Cola Co.............................................   8,000     535,000
  PepsiCo, Inc.............................................  10,000     409,374
                                                                    -----------
                                                                        944,374
                                                                    -----------
 Business Services -- 2.78%
  Interpublic Group Cos., Inc..............................   4,000     319,000
  Service Corp. International..............................  10,000     380,625
                                                                    -----------
                                                                        699,625
                                                                    -----------
 Health Care/Pharmaceutical -- 22.98%
  American Home Products Corp..............................   5,000     281,563
  Amgen, Inc.*.............................................   5,000     522,813
  Elan Corp. PLC ADR*......................................  10,000     695,624
  Eli Lilly & Co...........................................   5,000     444,375
  Guidant Corp.............................................   5,000     551,250
  Merck & Co., Inc.........................................   4,000     590,750
  Mylan Laboratories, Inc..................................  14,000     441,000
  Pfizer, Inc..............................................   4,500     564,469
  SmithKline Beecham PLC ADR...............................   8,000     556,000
  Stryker Corp.............................................   7,000     385,438
  United HeathCare Corp....................................   7,000     301,438
  Warner-Lambert Co........................................   6,000     451,125
                                                                    -----------
                                                                      5,785,845
                                                                    -----------
 Computer Products & Services -- 17.59%
  Dell Computer Corp.*.....................................   8,000     585,500
  Cisco Systems, Inc.*.....................................  12,000   1,113,750
  Compuware Corp.*.........................................   5,000     390,625
  International Business Machines Corp.....................   2,000     369,500
  Microsoft Corp.*.........................................   8,000   1,109,499
  Sun Microsystems, Inc.*..................................  10,000     856,249
                                                                    -----------
                                                                      4,425,123
                                                                    -----------
 Electronics -- 5.47%
  Altera Corp.*............................................   9,000     547,875
  Intel Corp...............................................   7,000     829,937
                                                                    -----------
                                                                      1,377,812
                                                                    -----------
 Entertainment -- 0.83%
  Walt Disney Co...........................................   7,000     210,000
                                                                    -----------

                See accompanying notes to financial statements.

30 Pegasus Variable Funds

Pegasus Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                        Description                         Shares     Value
                        -----------                         ------    ------
 Finance -- 5.22%
  Associates First Capital Corp............................  10,000 $   423,750
  Freddie Mac..............................................   8,000     515,500
  MBNA Corp................................................  15,000     374,063
                                                                    -----------
                                                                      1,313,313
                                                                    -----------
 Household Products -- 1.09%
  Procter & Gamble Co......................................   3,000     273,938
                                                                    -----------
 Insurance -- 2.90%
  AFLAC, Inc...............................................   6,000     264,000
  UNUM Corp................................................   8,000     467,000
                                                                    -----------
                                                                        731,000
                                                                    -----------
 Manufacturing -- 2.95%
  Illinois Tool Works, Inc.................................   5,000     290,000
  Tyco International Ltd...................................   6,000     452,625
                                                                    -----------
                                                                        742,625
                                                                    -----------
 Multi-Industry -- 4.05%
  General Electric Co......................................  10,000   1,020,625
                                                                    -----------
 Oil & Gas -- 0.91%
  Baker Hughes, Inc........................................  13,000     229,938
                                                                    -----------
 Retail -- 12.48%
  Dollar General Corp......................................  20,000     472,500
  Home Depot, Inc..........................................  13,000     795,438
  Rite Aid Corp............................................   9,000     446,062
  Staples, Inc.*...........................................  14,000     611,625
  Walgreen Co..............................................   7,000     409,938
  Wal-Mart Stores, Inc.....................................   5,000     407,188
                                                                    -----------
                                                                      3,142,751
                                                                    -----------
 Telecommunications -- 10.81%
  AirTouch Communications, Inc.*...........................  11,000     793,375
  Lucent Technologies, Inc.................................   4,000     440,000
  MCI WorldCom, Inc.*......................................  10,000     717,500
  Telefonaktiebolaget LM Ericsson ADR......................  15,000     359,063
  Tellabs, Inc.*...........................................   6,000     411,374
                                                                    -----------
                                                                      2,721,312
                                                                    -----------
 Tobacco -- 2.12%
  Philip Morris Cos., Inc..................................  10,000     535,000
                                                                    -----------
 Utilities -- 1.69%
  AES Corp.*...............................................   9,000     426,375
                                                                    -----------
TOTAL INVESTMENTS..........................................         $25,147,781
                                                                    ===========
 (Cost $15,841,827)

Percentages indicated are based on net assets.

* Non-income producing security.

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 31

Pegasus Variable Intrinsic Value Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------

                                                                       Market
                      Description                        Face Amount    Value
                      -----------                        -----------   ------
CONVERTIBLE BOND -- 0.70%
 Pep Boys, Zero Coupon, 09/20/11........................  $300,000   $   157,125
                                                                     -----------
 (Cost $169,945)

                                                           Shares
                                                           ------
COMMON STOCK -- 81.64%
 Aerospace -- 3.54%
  Lockheed Martin Corp..................................     9,400       796,650
                                                                     -----------
 Apparel -- 3.47%
  Unifi, Inc............................................    40,000       782,500
                                                                     -----------
 Auto Parts & Equipment -- 2.65%
  Bandag, Inc. Class A..................................    17,090       596,014
                                                                     -----------
 Banks -- 5.34%
  Marshall & Ilsley Corp................................     6,100       356,469
  Pacific Century Financial Corp........................    21,000       511,875
  SouthTrust Corp.......................................     9,000       332,438
                                                                     -----------
                                                                       1,200,782
                                                                     -----------
 Business Services -- 1.91%
  Grey Advertising, Inc.................................     1,180       429,520
                                                                     -----------
 Chemicals -- 1.90%
  NCH Corp..............................................     7,200       428,400
                                                                     -----------
 Communication Services -- 1.65%
  Century Telephone Enterprises, Inc....................     5,500       371,250
                                                                     -----------
 Consumer Cyclicals -- 1.26%
  Enesco Group, Inc.....................................    12,200       283,650
                                                                     -----------
 Energy & Utilities -- 11.19%
  Allegheny Energy, Inc.................................     9,400       324,300
  Arch Coal, Inc........................................    22,100       378,463
  CMS Energy Corp.......................................     6,500       314,844
  Energy East Corp......................................     5,600       316,400
  Pinnacle West Capital Corp............................     7,000       296,625
  SJW Corp..............................................     3,500       205,625
  Sierra Pacific Resources..............................    10,300       391,399
  St. Joseph Light & Power Co...........................    12,200       218,838
  Tennant Co............................................     1,800        72,225
                                                                     -----------
                                                                       2,518,719
                                                                     -----------
 Finance -- 6.54%
  Financial Security Assurance Holdings Ltd.............     7,000       379,750
  Fund American Enterprises Holdings, Inc...............     7,800     1,092,487
                                                                     -----------
                                                                       1,472,237
                                                                     -----------
 Food & Agriculture -- 2.19%
  Farmer Brothers Co....................................     2,300       492,200
                                                                     -----------
 Health Care -- 1.12%
  Block Drug Co., Inc. Class A..........................     5,799       251,527
                                                                     -----------
 Houseware -- 0.95%
  National Presto Industries, Inc.......................     5,000       213,125
                                                                     -----------

                See accompanying notes to financial statements.

32 Pegasus Variable Funds

Pegasus Variable Intrinsic Value Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                         Shares       Value
                      -----------                         ------      ------
 Insurance -- 14.20%
  American National Insurance Co.......................      7,400  $   612,350
  Leucadia National Corp...............................     28,100      885,150
  Ohio Casualty Corp...................................      6,250      257,031
  Old Republic International Corp......................     27,550      619,874
  PXRE Corp............................................     15,260      382,454
  SAFECO Corp..........................................     10,200      437,963
                                                                    -----------
                                                                      3,194,822
                                                                    -----------
 Multi-Industry -- 4.88%
  Loews Corp...........................................     11,180    1,098,434
                                                                    -----------
 Oil & Gas -- 3.48%
  Atlantic Richfield Co................................      2,300      150,075
  El Paso Energy Corp..................................      9,300      323,756
  Southwest Gas Corp...................................     11,500      309,063
                                                                    -----------
                                                                        782,894
                                                                    -----------
 REITS -- 0.33%
  Associates Estates Realty Corp.......................      6,200       73,238
                                                                    -----------
 Restaurants -- 5.82%
  Luby's Cafeterias, Inc...............................     19,200      296,400
  Sbarro, Inc..........................................     38,700    1,013,455
                                                                    -----------
                                                                      1,309,855
                                                                    -----------
 Retail -- 4.97%
  Office Depot, Inc.*..................................      9,600      354,600
  Payless ShoeSource, Inc.*............................     16,100      762,738
                                                                    -----------
                                                                      1,117,338
                                                                    -----------
 Tobacco -- 1.16%
  UST, Inc.............................................      7,500      261,563
                                                                    -----------
 Transportation-Railroads -- 3.09%
  Canadian National Railway Co. ADR....................     13,410      695,644
                                                                    -----------
TOTAL COMMON STOCK.....................................             $18,370,362
                                                                    -----------
 (Cost $18,758,848)

                                                        Face Amount
REPURCHASE AGREEMENTS --17.69%                          -----------
 State Street Bank, 4.40%, dated 12/31/98, due
  01/04/99, collateralized by $10,000 U.S. Treasury
  Bond, 7.50% due 11/15/16, market value $12,486 (Cost
  $11,000)............................................. $   11,000  $    11,000
 State Street Bank, 4.40%, dated 12/31/98, due
  01/04/99, collateralized by $3,585,000 U.S. Treasury
  Note, 7.25% due 05/15/04, market value $4,052,710
  (Cost $3,970,000)....................................  3,970,000    3,970,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS............................               3,981,000
                                                                    -----------
 (Cost $3,981,000)
TOTAL INVESTMENTS......................................             $22,508,487
                                                                    ===========
 (Cost $22,909,793)

   Percentages indicated are based on net assets.

 * Non-income producing security.

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 33

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                       Face Amount    Value
                      -----------                       -----------   ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 77.21%
 U.S. Treasury Securities -- 45.66%
 U.S. Treasury Bonds:
  10.375%, 11/15/09.................................... $  400,000  $   511,375
  12.75%, 11/15/10.....................................  9,745,000   14,169,844
  10.375%, 11/15/12....................................  2,790,000    3,858,048
  8.75%, 05/15/17......................................  2,400,000    3,342,751
 U.S. Treasury Inflation Protection Securities:
  3.625%, 07/15/02.....................................    200,000      203,458
  3.375%, 01/15/07.....................................    200,000      199,584
  3.625%, 04/15/28.....................................    550,000      543,567
 U.S. Treasury Note, 7.125%, 02/29/00..................  4,000,000    4,110,000
 U.S. Treasury Strips:
  11/15/11.............................................    500,000      254,178
  02/15/13.............................................    300,000      140,836
  02/15/14.............................................    450,000      198,476
  05/15/18.............................................    800,000      274,068
                                                                    -----------
  (Cost $26,016,836)                                                 27,806,185
                                                                    -----------
 Agency Obligations -- 31.55%
 Federal Home Loan Mortgage Corp. Participation Ctfs.:
  #555238, 12.00%, 07/01/19............................     77,175       85,333
  #G10777, 9.00%, 06/01/10.............................    642,506      675,807
 Federal Home Loan Mortgage Corp. Gtd. Multi-Class
  Mortgage
  Participation Ctfs.:
  Series 11 Class D, 9.50%, 07/15/19...................    250,000      263,274
  Series 22 Class C, 9.50%, 04/15/20...................    151,920      159,821
  Series 47 Class F, 10.00%, 06/15/20..................     80,546       84,783
  Series 99 Class Z, 9.50%, 01/15/21...................     45,739       48,767
  Series 128 Class I, 6.50%, 02/15/21..................    161,630      162,088
  Series 1051 Class D, 7.00%, 11/15/19.................     14,266       14,278
  Series 1065 Class J, 9.00%, 04/15/21.................     75,419       79,688
  Series 1250 Class J, 7.00%, 05/15/22.................    211,000      215,554
  Series 1295 Class JB, 4.50%, 03/15/07................    300,000      292,433
  Series 1297 Class H, 7.50%, 01/15/20.................    212,671      215,995
  Series 1370 Class F, 6.75%, 03/15/19.................    110,040      110,252
  Series 1389 Class SA, IF, 10/15/07...................     25,024       24,273
  Series 1465 Class SA, IO, IF, 02/15/08...............    501,442       17,748
  Series 1489 Class L, 5.50%, 04/15/08.................     64,574       64,449
  Series 1505 Class Q, 7.00%, 05/15/23.................    200,000      202,703
  Series 1543 Class JC, IF, 07/15/23...................     95,000       85,894
  Series 1586 Class A, 6.00%, 09/15/08.................    127,711      127,656
  Series 1589 Class Z, 6.25%, 09/15/23.................    762,949      732,003
  Series 1595 Class S, IO, IF, 10/15/13................    689,513       18,407
  Series 1603 Class JF, IF, 01/15/23...................     45,000       45,542
  Series 1606 Class LC, IF, 05/15/08...................    167,150      170,201
  Series 1609 Class LG, IF, 11/15/23...................    145,827      139,348
  Series 1619 Class SD, IF, 11/15/23...................    144,098      144,548

                See accompanying notes to financial statements.

34 Pegasus Variable Funds

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                       Face Amount    Value
                      -----------                       -----------   ------
  Series 1625 Class SD, IF, 12/15/08................... $  200,000  $   204,693
  Series 1646 Class MD, IF, 8.50%, 10/15/22............    173,833      174,545
  Series 1647 Class SB, IF, 12/15/08...................     66,281       66,361
  Series 1679 Class O, 6.40%, 02/15/09.................    199,762      201,745
  Series 1685 Class Z, 6.00%, 11/15/23.................    133,546      126,966
  Series 1686 Class SL, IF, 02/15/24...................     88,814       88,642
  Series 1689 Class SD, IF, 10/15/23...................    100,000      101,819
  Series 1700 Class GA, PO, 02/15/24...................    286,574      225,167
  Series 1709 Class C, 5.50%, 12/15/19.................    285,501      284,746
  Series 1796-A Class S, IF, 02/15/09..................    125,000      118,307
  Series 1859 Class SB, IO, IF, 10/15/23...............    109,262       14,420
  Series 1967 Class PC, PO, 10/15/08...................    217,029      190,712
  Series 1981 Class Z, 6.00%, 05/15/27.................    324,921      315,039
  Series 1987 Class W, PO, 02/15/22....................    500,000      387,497
  Series 2002 Class A, PO, 11/15/22....................    144,000      112,061
  Series 2025 Class PE, 6.30%, 01/15/13................    300,000      303,337
  Series 2038 Class PN, IO, 7.00%, 03/15/28............    768,835      158,222
  Series 2054 Class PV, 7.50%, 05/15/28................    500,000      526,109
 Federal National Mortgage Assn. Pass Thru Securities:
  Pool #116612, AR, 03/01/19...........................     59,457       62,537
  Pool #303532, AR, 03/01/29...........................    119,332      120,047
 Federal National Mortgage Assn. Pass Thru Securities
  Gtd. Remic Trust:
  1989 Class 83-H, 8.50%, 11/25/19.....................    318,238      329,249
  1990 Class 1-D, 8.80%, 01/25/20......................    107,802      113,199
  1990 Class 93-G, 5.50%, 08/25/20.....................     90,080       88,105
  1990 Class 140-K, HB, 652.1454%, 12/25/20............      1,047       16,111
  1990 Class 143-J, 8.75%, 12/25/20....................    118,963      123,696
  1991 Class 161-H, 7.50%, 02/25/21....................      5,301        5,289
  1992-G Class 15-Z, 7.00%, 01/25/22...................    290,006      304,121
  1992-G Class 42-Z, 7.00%, 07/25/22...................    156,335      158,228
  1992-G Class 59-F, IF, 10/25/22......................    105,346      102,877
  1992-G Class 61-Z, 7.00%, 10/25/22...................     36,911       37,143
  1992-G Class 66-JB, 5.00%, 11/25/21..................    200,000      193,785
  1992 Class 143-MA, 5.50%, 09/25/22...................    400,000      385,392
  1992 Class 204-B, 6.00%, 10/25/20....................    234,939      234,741
  1993-G Class 1-KA, IF, 01/25/23......................    169,000      184,170
  1993-G Class 12-C, PO, 02/25/23......................    218,610      207,466
  1993-G Class 13-G, 6.00%, 06/25/20...................    138,209      138,110
  1993 Class 19-G, 5.00%, 05/25/19.....................    208,938      207,740
  1993-G Class 19-K, 6.50%, 06/25/19...................     20,275       20,333
  1993 Class 38-S, IO, IF, 11/25/22....................      3,733           20
  1993 Class 44-S, IO, IF, 04/25/23....................     92,482        3,414
  1993 Class 58-J, 5.50%, 04/25/23.....................     29,929       29,525
  1993 Class 94-K, 6.75%, 05/25/23.....................     28,139       28,117
  1993 Class 134-SA, IF, 08/25/08......................    200,000      205,096
  1993 Class 139-SG, IF, 08/25/23......................    135,828      130,045
  1993 Class 155-SB, IO, IF, 09/25/23..................    282,447        8,598
  1993 Class 175-S, IF, 05/25/07.......................     70,953       70,945

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 35

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                       Face Amount    Value
                      -----------                       -----------   ------
  1993 Class 193-B, 3.00%, 09/25/23.................... $  226,154  $   217,405
  1993 Class 196-FA, IF, 10/25/08......................    153,556      151,208
  1993 Class 220-SD, IF, 11/25/13......................     49,707       48,362
  1993 Class X-225C-FP, IF, 10/25/22...................    120,000      112,504
  1993 Class 230-FA, IF, 12/25/23......................    179,385      178,814
  1993 Class 257-C, PO, 06/25/23.......................    600,000      419,454
  1994 Class 8-G, PO, 11/25/23.........................     86,531       80,331
  1994-G Class 13-ZB, 7.00%, 11/17/24..................    178,642      177,001
  1994 Class 30-LA, 6.50%, 10/25/21....................     24,464       24,588
  1994 Class 82-SA, IO, IF, 06/25/23...................    818,911       20,594
  1995 Class 13-B, 6.50%, 03/25/09.....................    107,087      107,378
  1996 Class 7-C, 6.50%, 12/25/10......................    199,989      199,546
  1996 Class 20-L, PO, 09/25/08........................    182,059      157,588
  1996 Class 24-B, PO, 10/25/08........................    200,000      158,738
  1996 Class 24-K, PO, 02/25/08........................    100,000       92,500
  1996 Class 39-J, PO, 09/25/08........................    150,000      118,038
  1996 Class 59-J, 6.50%, 08/25/22.....................    268,000      268,646
  1997 Class 39-PD, 7.50%, 05/20/27....................    200,000      209,108
  1997 Class 85-L, IO, 12/25/20........................    386,108       40,780
 Federal National Mortgage Assn. Strips:
  Class K-2, IO, 11/01/08..............................      7,706       44,087
 Government National Mortgage Assn. Pass Thru
  Securities:
  Pool #297628, 8.00%, 09/15/22........................    126,995      132,387
  Pool #2006, 8.50%, 05/20/25..........................    250,859      265,722
  Pool #2324, 8.00%, 11/20/26..........................    546,547      565,327
  Pool #2362, 8.00%, 01/20/27..........................    897,875      929,426
  Pool #460372, 8.00%, 05/15/28........................    257,674      268,010
  Pool #468066, 8.00%, 07/15/28........................    238,900      248,482
  Pool #486537, 7.50%, 09/15/28........................    474,497      489,818
 Government National Mortgage Assn. Pass Thru
  Securities Gtd. Remic Trust:
  1994 Class 3-PQ, 7.4875%, 07/16/24...................    250,000      265,820
  1994 Class 4-SA, IO, IF, 10/16/22....................    546,060       22,426
  1996 Class 16-E, 7.50%, 08/16/26.....................    713,000      750,081
  1996 Class 22-VB, 7.00%, 08/16/13....................    120,000      124,400
  1997 Class 8-PN, 7.50%, 05/16/27.....................    500,000      521,176
  1998 Class 26-K, 7.50%, 09/17/25.....................    491,000      510,244
                                                                    -----------
 (Cost $18,759,129)                                                  19,209,321
                                                                    -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS...........              47,015,506
                                                                    -----------
 (Cost $44,775,965)

                See accompanying notes to financial statements.

36 Pegasus Variable Funds

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                       Face Amount    Value
                      -----------                       -----------   ------
ASSET BACKED SECURITIES -- 7.69%
 Arcadia Automobiles Receivables Trust,
  Series 1997-B, Class A3, 6.30%, 07/16/01............. $  517,542  $   520,106
  Series 1998-B, Class A3, 5.95%, 11/15/02.............    250,000      253,186
  Series 1998-A, Class A4, 6.00%, 11/17/03.............    200,000      201,291
 Case Equipment Loan Trust Asset Backed Pass Thru.
  Ctf.,
  Series 1995-A, Class A, 7.30%, 03/15/02..............     40,549       40,611
  Series 1995-B, Class A-3, 6.15%, 09/15/02............     80,917       81,057
  Series 1996-A, Class A2, 5.50%, 02/15/03.............     72,237       72,373
 Chase Manhattan Grantor Trust, Series 1995-A, Class A,
  6.00%, 09/17/01......................................     94,782       95,162
 Chase Mortgage Finance Corp., Series 1994-E, Class
  A6B, IF, 04/25/10....................................    156,021      155,484
 CPS Auto Trust Asset Backed Pass Thru Ctf.,
  Series 1997-4, Class A1, 6.07%, 03/15/03.............     88,499       88,921
  Series 1998-3, Class A4, 6.08%, 10/15/03.............    400,000      409,778
 Ford Credit Auto Owner Trust Asset Backed Pass Thru
  Ctf.,
  Series 1997-B, Class A2, 5.59%, 01/15/00.............     87,493       87,638
 Merrill Lynch Home Equity Loan, 1992-1, Class A, AR,
  07/15/22.............................................     43,905       43,903
 Nationsbank Auto Grantor Trust Asset Backed Ctf.,
  Series 1995-A, Class A, 5.85%, 06/15/02..............     17,640       17,714
 Navistar Financial Corp. Owner Trust, Series 1995-A,
  Class A2, 6.55%, 11/20/01............................     36,824       36,877
 Olympic Automobile Rec. Trust Asset Backed Pass Thru
  Ctf.,
  Series 1995-C, Class A2, 6.20%, 01/15/02.............    138,004      138,770
  Series 1996-C, Class A5, 7.00%, 03/15/04.............    300,000      309,266
 ONYX Acceptance Grantor Trust Auto Loan Pass Thru
  Ctf.,
  Series 1996-1, Class A, 5.40%, 05/15/01..............     85,014       85,190
  Series 1998-B, Class A2, 5.85%, 07/15/03.............    250,000      253,169
 Premier Auto Trust, Series 1998-5, Class A3, 5.07%,
  07/08/02.............................................    500,000      498,353
 Sears Credit Account, Series 1998-1, Class A, 5.80%,
  08/15/05.............................................    200,000      201,385
 WFS Financial Owner Trust Asset Backed Pass Thru Ctf.,
  Series 1996-C, Class A4, 6.80%, 12/20/03.............    150,000      152,287
  Series 1996-D, Class A3, 6.05%, 07/20/01.............    121,538      121,783
  Series 1997-A, Class A3, 6.50%, 09/20/01.............    115,405      116,701
  Series 1997-B, Class A2, 6.05%, 07/20/00.............     65,992       66,218
  Series 1997-C, Class A2, 5.95%, 06/20/00.............    104,647      104,976
 World Omni Automobile Lease Sec Trust Asset Backed
  Pass Thru Ctf.,
  Series 1997-B, Class A1, 6.07%, 11/25/03.............    231,662      232,052
  Series 1997-B, Class A3, 6.18%, 11/25/03.............    299,834      301,745
                                                                    -----------
TOTAL ASSET BACKED SECURITIES..........................               4,685,996
                                                                    -----------
 (Cost $4,651,043)

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 37

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                      Market
                      Description                       Face Amount    Value
                      -----------                       -----------   ------
CORPORATE BONDS AND NOTES -- 2.93%
 Automobile -- 1.02%
  Ford Motor Credit, 8.20%, 02/15/02................... $  300,000  $   322,260
  General Motors Acceptance Corp., 5.75%, 11/10/03.....    300,000      301,571
                                                                    -----------
 (Cost $615,547)                                                        623,831
                                                                    -----------
 Finance -- 0.87%
 Associates Corp. of North America:
  9.125%, 04/01/00.....................................     85,000       88,734
  8.15%, 08/01/09......................................    200,000      235,350
  5.96%, 05/15/37......................................    200,000      206,141
                                                                    -----------
 (Cost $514,307)                                                        530,225
                                                                    -----------
 Industry -- 1.04%
 Boeing Co.:
  6.36%, 07/15/05......................................    500,000      501,997
  7.95%, 08/15/24......................................    110,000      129,448
                                                                    -----------
 (Cost $625,805)                                                        631,445
                                                                    -----------
TOTAL CORPORATE BONDS AND NOTES........................               1,785,501
                                                                    -----------
 (Cost $1,755,659)
REPURCHASE AGREEMENTS -- 11.44%
 State Street Bank, 4.40%, dated 12/31/98, due
  01/04/99,
  collateralized by $60,000 U.S. Treasury Note, 7.25%,
  due 05/15/04,
  market value $67,828 (cost $66,000).................. $   66,000  $    66,000
 State Street Bank, 4.40%, dated 12/31/98, due
  01/04/99,
  collateralized by $6,225,000 U.S. Treasury Note,
  7.25%, due 05/15/04,
  market value $7,037,132 (cost $6,897,000)............  6,897,000    6,897,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS............................               6,963,000
                                                                    -----------
 (Cost $6,963,000)
TOTAL INVESTMENTS......................................             $60,450,003
                                                                    ===========
 (Cost $58,145,667)

 Percentages indicated are based on net assets.

                See accompanying notes to financial statements.

38 Pegasus Variable Funds

Pegasus Variable Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (Continued)
December 31, 1998
--------------------------------------------------------------------------------

                       Notes to Portfolio of Investments

 The Pegasus Variable Bond Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

 Adjustable Rate (AR) represents securities with an interest rate that changes periodically based upon an index of market rates. The rate reflected on the Portfolio of Investments is the rate in effect at December 31, 1998.

 Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

 Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

 High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

 Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

The abbreviations in the Portfolio of Investments stand for the following:

ADR -- American Depositary Receipt
Ltd. -- Limited
PLC -- (British) Public Limited Company
REITS -- Real Estate Investment Trust

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 39

Pegasus Variable Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

(1) Organization and Commencement of Operations

 The Pegasus Variable Funds (the "Trust" or the "Funds") was organized as a Delaware business trust on November 7, 1994, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1998, the Trust consisted of five separate series of which there were four Equity Funds and one Bond Fund, as described below.

          Equity Funds:
           Pegasus Variable Growth and Value Fund
           Pegasus Variable Mid-Cap Opportunity Fund
           Pegasus Variable Growth Fund
           Pegasus Variable Intrinsic Value Fund

          Bond Fund:
           Pegasus Variable Bond Fund

 The Funds commenced operations on March 30, 1995, except for the Intrinsic Value Fund and the Bond Fund, which commenced operations on May 1, 1997. Shares of the Trust are made available to serve as the underlying investment media of the variable annuity contracts issued by Separate Account Six of ITT Hartford Life & Annuity Insurance Company. Orders for the Trust's shares are executed in accordance with the investment instructions of the contract owners.

 On June 26, 1997, the Pegasus Variable Annuity Managed Assets Balanced and Money Market Funds liquidated their assets and discontinued operations. Shareholder investments in these two portfolios were reallocated into other existing mutual funds offered by Separate Account Six within ITT Hartford Life and Annuity Insurance Company, such shares being equal in value to the net assets so reallocated.

 As of December 31, 1997 the Pegasus Variable Annuity Growth and Value Fund, Pegasus Variable Annuity Mid-Cap Opportunity Fund, Pegasus Variable Annuity Growth Fund, Pegasus Variable Annuity Intrinsic Value Fund, and Pegasus Variable Annuity Bond Fund changed their names to the Pegasus Variable Growth and Value Fund, Pegasus Variable Mid-Cap Opportunity Fund, Pegasus Variable Growth Fund, Pegasus Variable Intrinsic Value Fund, and Pegasus Variable Bond Fund, respectively.

 On October 2, 1998, First Chicago NBD Investment Management Company's (FCNIMCO) parent company, First Chicago NBD Corporation, merged with and into BANC ONE CORPORATION at which time was renamed to BANK ONE CORPORATION. BANK ONE CORPORATION has now begun the process of reorganizing their proprietary mutual funds. ITT Hartford Life and Annuity Insurance Company has filed an exemption application with the Securities and Exchange Commission (SEC) requesting relief from certain rules in order to substitute One Group Investment Trust Funds for the Pegasus Variable Funds in their Separate Account Six. In turn, One Group Investment Trust has filed a post effective amendment to its registration statement, creating four new funds with similar investment objectives as the Funds. The Pegasus Variable Growth Fund will be substituted with an existing fund in One Group Investment Trust. Assuming approval by the SEC, it is anticipated this substitution will occur in March, 1999. The substitution is intended to be effected on a tax-free basis, so that none of the Funds' shareholders will recognize taxable gains or losses as a result of the substitution.

(2) Significant Accounting Policies

 The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

40 Pegasus Variable Funds

Pegasus Variable Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)
--------------------------------------------------------------------------------

Investments

 The Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued in accordance with procedures approved by the Board of Trustees. Fixed income securities are valued at the mean of the closing bid and ask price as estimated by an independent pricing service.

 Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the specific identified cost basis.

 The Trust invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. Under the supervision of the Board of Trustees, the following additional policies and procedures relating to the Trust's investments in securities subject to repurchase agreements are established: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest;
2) collateral is marked-to-market daily to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by the Trust or its agent unless collateral is presented or acknowledged by the collateral custodian.

Investment Income

 Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted under the effective interest rate method. For mortgage-backed securities, as prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

 It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

 Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily because of the recognition of wash sales transactions and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that net investment income or realized gains were recorded by the Funds. Certain book-to-tax timing differences for the Funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

Shareholder Dividends

 Dividends from net investment income are declared and paid quarterly by the Equity Funds and monthly by the Bond Fund. Net realized capital gains are distributed annually or as necessary to comply with Subchapter M of the Internal Revenue Code. Distributions from net investment income and net realized gains are made during each year to prevent the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

Deferred Organization Costs

 Organization costs are amortized on a straight-line basis over a five year period beginning with the commencement of operations of each portfolio.

Expenses

 Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to each Fund based upon each Fund's relative net assets.

                                                       Pegasus Variable Funds 41

Pegasus Variable Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)
--------------------------------------------------------------------------------

When Issued/To Be Announced (TBA) Securities

 The Bond Fund may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Fund to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Fund generally purchases these securities with the intention of acquisition, such securities may be sold before the settlement.

(3) Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates

 FCNIMCO is the investment advisor pursuant to an Advisory Agreement with the Trust. For its advisory services to the Trust, FCNIMCO earns an annual fee of 0.60% from the Equity Funds and 0.40% from the Bond Fund based on the average daily net assets of each Fund.

 FCNIMCO and BISYS Fund Services serve as the Trust's Co-Administrators pursuant to an Administration Agreement. Under the Administration Agreement, the Co-Administrators generally assist in aspects of the Trust's administration and operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law. FCNIMCO and BISYS appointed Nationwide Advisory Services, Inc. ("NAS") to provide the administrative services of the Trust. Under the terms of the Administration Agreement, the Co-Administrators are entitled to a monthly administration fee at the annual rate of 0.15% of each Fund's average daily net assets which is then paid to NAS.

 FCNIMCO has agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular Fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on the Trust. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where the Trust has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1998, FCNIMCO voluntarily agreed to waive their advisory fees to the extent that the Funds' expenses exceeded 0.95% for the Growth and Value, Mid-Cap Opportunity, Growth, and Intrinsic Value Funds and 0.75% for the Bond Fund (as a percentage of each Fund's average daily net assets). For the year ended December 31, 1998, FCNIMCO waived fees in the amounts of $33,240 in the Variable Growth and Value Fund, $82,956 in the Variable Mid-Cap Opportunity Fund, $56,564 in the Variable Growth Fund, $57,553 in the Variable Intrinsic Value Fund, and $26,975 in the Variable Bond Fund.

42 Pegasus Variable Funds

Pegasus Variable Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (Continued)
--------------------------------------------------------------------------------

(4) Investment Securities Transactions

 At December 31, 1998, the accumulated net unrealized appreciation (depreciation) on investments for federal tax purposes and the federal tax cost of investments was as follows:

                                         Mid-Cap
                          Growth and   Opportunity                Intrinsic
                          Value Fund      Fund      Growth Fund  Value Fund    Bond Fund
------------------------------------------------------------------------------------------
Gross Unrealized Appre-
 ciation (Federal tax
 cost)                   $ 10,031,572  $ 3,582,525  $ 9,570,842  $   992,072  $ 2,463,574
Gross Unrealized Depre-
 ciation (Federal tax
 cost)                    ( 1,055,791)    (876,352)    (264,888)  (1,393,378)    (159,238)
------------------------------------------------------------------------------------------
 Net Unrealized Appreci-
  ation (Depreciation)   $  8,975,781  $ 2,706,173  $ 9,305,954  $  (401,306) $ 2,304,336
------------------------------------------------------------------------------------------
Federal Tax Cost         $ 48,609,299  $14,779,028  $15,841,827  $18,928,793  $51,182,667

 The following summarizes the securities transactions entered into by the Funds, excluding short-term investments, for the year ended December 31, 1998:

                         Mid-Cap
           Growth and  Opportunity              Intrinsic
           Value Fund     Fund     Growth Fund Value Fund   Bond Fund
----------------------------------------------------------------------
Purchases  $34,178,733 $8,870,717  $11,828,501 $12,755,820 $27,782,628
Sales      $20,314,165 $3,727,831  $ 8,932,579 $ 6,595,389 $ 6,420,623

(5) Equity of Affiliates:

 As of December 31, 1998, Hartford Life Insurance Company held a direct interest in shares as follows:

                                                         Percentage of
                                                 Shares  Total Shares
             ---------------------------------------------------------
              Pegasus Variable Growth and Value Fund      57,163  1.71%
              Pegasus Variable Mid-Cap Opportunity Fund   62,050  5.04%
              Pegasus Variable Growth Fund                55,179  4.71%
              Pegasus Variable Intrinsic Value Fund       52,847  2.51%
              Pegasus Variable Bond Fund                 219,235  3.86%

                                                       Pegasus Variable Funds 43

Pegasus Variable Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                  Growth and Value Fund                                 Mid-Cap Opportunity
                   ---------------------------------------------------  ---------------------------------------------------
                    Year Ended   Year Ended   Year Ended  Period Ended   Year Ended   Year Ended   Year Ended  Period Ended
                   December 31, December 31, December 31, December 31,  December 31, December 31, December 31, December 31,
                       1998         1997         1996       1995(1)         1998         1997         1996       1995(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD               $ 16.22      $ 13.19       $11.63       $10.00       $ 14.38      $ 13.46       $11.02       $10.00
----------------------------------------------------------------------------------------------------------------------------
Net investment
income (loss)           0.11         0.13         0.15         0.13         (0.01)        0.01         0.03         0.05
Net realized and
unrealized
appreciation            2.00         3.38         2.02         1.63          0.70         3.55         2.67         1.02
----------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations             2.11         3.51         2.17         1.76          0.69         3.56         2.70         1.07
----------------------------------------------------------------------------------------------------------------------------
Distributions:
 From net
 investment
 income                (0.12)       (0.13)       (0.14)       (0.13)          --         (0.01)       (0.03)       (0.05)
 From net
 realized gains
 from investments      (0.41)       (0.35)       (0.47)         --          (0.31)       (2.63)       (0.23)         --
----------------------------------------------------------------------------------------------------------------------------
 Total
 distributions         (0.53)       (0.48)       (0.61)       (0.13)        (0.31)       (2.64)       (0.26)       (0.05)
----------------------------------------------------------------------------------------------------------------------------
 Net increase in
 net asset value        1.58         3.03         1.56         1.63          0.38         0.92         2.44         1.02
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD        $ 17.80      $ 16.22       $13.19       $11.63       $ 14.76      $ 14.38       $13.46       $11.02
----------------------------------------------------------------------------------------------------------------------------
Total return           13.10%       26.80%       18.75%       22.75%(2)      4.91%       26.65%       24.53%       14.20%(2)
Ratios and
supplemental
data:
 Net assets end
 of period (000)     $59,560      $38,705       $8,603       $3,754       $18,160      $11,668       $9,216       $4,972
 Ratio of net
 expenses to
 average net
 assets                 0.95%        0.93%        0.85%        0.85%(2)      0.95%        0.91%        0.85%        0.85%(2)
 Ratio of
 expenses to
 average net
 assets excluding
 waivers                1.02%        1.10%        2.27%        4.93%(2)      1.52%        1.49%        2.11%        4.64%(2)
 Ratio of net
 investment
 income (loss) to
 average net
 assets                  .69%         .93%        1.35%        1.78%(2)      (.10)%        .04%         .28%         .67%(2)
 Portfolio
 turnover               43.2%        31.1%        46.8%        17.5%(2)      26.2%        80.7%        37.4%        32.1%(2)
----------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on March 30, 1995.

(2) Annualized.


                See accompanying notes to financial statements.

44 Pegasus Variable Funds

Pegasus Variable Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                       Growth Fund                        Intrinsic Value Fund              Bond Fund
                   ---------------------------------------------------  -------------------------   -------------------------
                    Year Ended   Year Ended   Year Ended  Period Ended   Year Ended  Period Ended    Year Ended  Period Ended
                   December 31, December 31, December 31, December 31,  December 31, December 31,   December 31, December 31,
                       1998         1997         1996       1995(1)         1998       1997(2)          1998       1997(2)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF
PERIOD               $ 15.39      $ 13.28      $ 11.37       $10.00       $ 11.53      $ 10.00        $ 10.44      $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Net investment
income (loss)          (0.04)        0.03         0.05         0.05          0.21         0.12           0.57         0.37
Net realized and
unrealized
appreciation
(depreciation)          6.19         3.36         1.94         1.38         (0.58)        1.57           0.31         0.45
------------------------------------------------------------------------------------------------------------------------------
 Total from
 investment
 operations             6.15         3.39         1.99         1.43         (0.37)        1.69           0.88         0.82
------------------------------------------------------------------------------------------------------------------------------
Distributions:
 From net
 investment
 income                   --        (0.03)       (0.05)       (0.05)        (0.21)       (0.12)         (0.58)       (0.37)
 From net
 realized gains
 from investments      (0.04)       (1.25)       (0.01)       (0.01)        (0.20)       (0.04)         (0.01)       (0.01)
 In excess of
 realized gains
 from investment
 transactions             --           --        (0.02)          --         (0.05)          --             --           --
------------------------------------------------------------------------------------------------------------------------------
 Total
 distributions         (0.04)       (1.28)       (0.08)       (0.06)        (0.46)       (0.16)         (0.59)       (0.38)
------------------------------------------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net asset value        6.11         2.11         1.91         1.37         (0.83)        1.53           0.29         0.44
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-
END OF PERIOD        $ 21.50      $ 15.39      $ 13.28       $11.37       $ 10.70      $ 11.53        $ 10.73      $ 10.44
------------------------------------------------------------------------------------------------------------------------------
Total return           40.03%       25.48%       17.52%       18.82%(3)     -3.31%       25.26%(3)       8.66%       12.29%(3)
Ratios and
supplemental
data:
 Net assets end
 of period (000)     $25,177      $15,840      $11,542       $6,435       $22,501      $13,926        $60,892      $34,230
 Ratio of net
 expenses to
 average net
 assets                 0.95%        0.91%        0.85%        0.85%(3)      0.95%        0.95%(3)       0.75%        0.75%(3)
 Ratio of
 expenses to
 average net
 assets excluding
 waivers                1.23%        1.26%        1.65%        3.15%(3)      1.27%        1.22%(3)       0.81%         .77%(3)
 Ratio of net
 investment
 income (loss) to
 average net
 assets                 (.25)%        .21%         .49%         .81%(3)      1.90%        1.83%(3)       5.36%        5.97%(3)
 Portfolio
 turnover               44.8%        51.0%        23.1%         4.5%(3)      39.3%        19.6%(3)       14.5%        14.8%(3)
------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on March 30, 1995.

(2) Commenced operations on May 1, 1997.

(3) Annualized.

                See accompanying notes to financial statements.

                                                       Pegasus Variable Funds 45

Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of the
 Pegasus Variable Funds:

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the PEGASUS VARIABLE FUNDS (comprising as indicated in Note 1, the Growth and Value, Mid-Cap Opportunity, Growth, Intrinsic Value and Bond Funds) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years from inception (as indicated in Note 1) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1998, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Pegasus Variable Funds as of December 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1998, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP

Detroit, Michigan,
February 12, 1999.

46 Pegasus Variable Funds

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